Vanguard® High-Yield Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (2.8%)
	Birmingham AL GO, Prere.	5.000%	9/1/25	3,010	3,125
	Birmingham AL GO, Prere.	5.000%	9/1/25	4,050	4,205
[1]	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/29	18,605	19,589
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,240	23,133
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	1,475	1,466
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	12,710	12,661
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	24,955	24,633
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/29	7,570	7,947
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/30	10,345	10,905
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/30	8,685	9,293
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	14,790	14,551
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	16,025	15,824
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	17,455	17,037
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	4.000%	12/1/26	15,590	15,433
	Black Belt Energy Gas District Natural Gas Revenue PUT (Project No. 6)	5.000%	6/1/28	32,705	33,937
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	5,000	4,487
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	6,165	5,333
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	7,260	7,394
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,575	11,724
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	606
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	577
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	652

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	510
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	600
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/31	7,500	7,879
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	2,850	2,972
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,750	3,947
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	36,071
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	25,535
[2,3]	Jefferson County AL Sewer Revenue, 6.500% coupon rate effective 10/1/23	0.000%	10/1/38	7,520	7,838
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/34	5,000	5,226
	Lower Alabama Gas District Natural Gas Revenue	5.000%	9/1/46	2,000	2,067
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	7,410	7,352
	Montgomery Educational Building Authority College & University Revenue	5.000%	10/1/36	2,820	2,846
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,370	5,363
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	1,385	1,382
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 2) PUT	4.000%	12/1/31	2,930	2,852
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 1)	4.000%	10/1/28	8,525	8,395
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 3)	5.500%	12/1/29	3,470	3,697
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 4)	5.000%	8/1/28	13,945	14,386
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT (Project No. 5)	5.250%	7/1/29	16,520	17,256
[4]	Tuscaloosa County IDA Industrial Revenue (Hunt Refining Project)	4.500%	5/1/32	7,284	6,793
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	575	634
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	1,865	2,043
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	1,000	1,092
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	1,000	1,084
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	1,845	1,893
					414,225
Alaska (0.0%)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,995	4,964
American Samoa (0.0%)
[4]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/38	3,000	2,951
[4]	American Samoa Economic Development Authority Income Tax Revenue	7.125%	9/1/38	3,000	3,288
					6,239
Arizona (1.3%)
[4]	Arizona IDA Charter School Aid Revenue	3.000%	12/15/31	660	567
	Arizona IDA Charter School Aid Revenue	5.000%	7/15/39	1,325	1,294
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/40	920	878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/41	725	582
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	2,110	1,919
	Arizona IDA Charter School Aid Revenue	5.000%	7/15/49	1,675	1,545
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/15/50	2,365	2,174
[4]	Arizona IDA Charter School Aid Revenue	5.000%	12/15/50	1,500	1,351
[4]	Arizona IDA Charter School Aid Revenue	4.000%	12/15/51	1,275	928
[4]	Arizona IDA Charter School Aid Revenue	5.375%	7/1/53	1,000	949
[4]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/54	2,500	2,234
[4]	Arizona IDA Charter School Aid Revenue	4.000%	7/15/56	475	342
[4]	Arizona IDA Charter School Aid Revenue	5.500%	7/1/58	1,100	1,052
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/40	925	771
[4]	Arizona IDA Charter School Aid Revenue (Cadence Campus Project)	4.000%	7/15/50	2,000	1,501
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/31	280	272
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/41	405	358
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Projects)	4.000%	7/1/52	840	681
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/39	650	614
[4]	Arizona IDA Charter School Aid Revenue (Lone Mountain Campus Project)	5.000%	12/15/49	700	619
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/51	1,760	1,473
	Arizona IDA Charter School Aid Revenue (MACOMBS Facility Project)	4.000%	7/1/61	6,375	5,113
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	996
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	989
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	491
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	9/1/46	2,750	2,535
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/50	6,295	5,890
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,440
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,088
[5]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,565
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/30	10,000	3,000
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	22,275	6,682
[4,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,050	1,515
	Arizona State University College & University Revenue	5.000%	7/1/43	3,000	3,137
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	5.000%	9/1/52	15,000	15,415
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	330	331
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/45	5,695	4,622
	Glendale IDA Health, Hospital, Nursing Home Revenue (Beatitudes Campus Project)	5.000%	11/15/53	6,370	4,939
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/33	250	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/38	750	651
	Glendale IDA Health, Hospital, Nursing Home Revenue (Terrace of Phoenix Project)	5.000%	7/1/48	2,430	1,940
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/41	425	368
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/46	345	284
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	4.000%	2/15/51	580	459
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	1,650	1,669
[4]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/54	2,525	2,233
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/51	1,750	1,307
[4]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/56	1,350	975
[4]	Maricopa County IDA College & University Revenue	5.000%	10/1/26	250	250
[4]	Maricopa County IDA College & University Revenue	5.125%	10/1/30	425	427
[4]	Maricopa County IDA College & University Revenue	5.250%	10/1/40	2,000	1,958
[4]	Maricopa County IDA College & University Revenue	5.500%	10/1/51	7,000	6,881
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/48	10,000	9,596
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	1,500	1,563
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/28	1,500	1,614
[4]	Maricopa County IDA Industrial Revenue	4.000%	10/15/47	4,950	4,249
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/33	1,000	1,050
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/34	1,260	1,321
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/35	1,700	1,775
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/36	2,205	2,291
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	4,425	4,838
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/49	6,000	5,861
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	4,950	5,104
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue AMT	5.000%	7/1/27	3,500	3,692
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue AMT	5.000%	7/1/28	3,775	4,047
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue AMT	5.000%	7/1/29	6,210	6,743
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	3,000	2,459
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	5,000	3,713
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	1,640	1,218
[4]	Pima County IDA Charter School Aid Revenue	5.000%	6/15/52	2,150	1,899
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	4,400	3,156
[4]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	700	502
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	4,000	4,107
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/26	8,545	8,790
	Salt Verde Financial Corp. Natural Gas Revenue	5.000%	12/1/37	1,975	2,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,500	1,459
	Yavapai County IDA Resource Recovery Revenue PUT	2.200%	6/3/24	2,100	2,068
					187,662
Arkansas (0.4%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	5,045	5,123
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,645	1,666
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	1,425	1,443
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	6,080	6,127
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	620	593
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	6,025	6,244
	Arkansas Development Finance Authority Industrial Revenue	5.450%	9/1/52	8,500	8,463
[4]	Arkansas Development Finance Authority Industrial Revenue (Big River Steel Project)	4.500%	9/1/49	24,665	22,377
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.250%	3/1/53	4,000	4,325
					56,361
California (9.8%)
[2,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,350	5,290
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	1,000	786
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	3,750	3,813
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	4,030	4,214
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	2,240	2,333
	Alum Rock Union Elementary School District GO	5.250%	8/1/47	2,500	2,747
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	1,340	1,398
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,063
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	4,602
	California Community Choice Financing Authority Electric Power & Light Revenue (Green Bond Clean Energy Projects) PUT	5.000%	8/1/29	20,145	21,133
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/28	20,480	20,425
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/28	60,000	63,295
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/29	4,885	5,097
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/27	25,645	25,576
	California Community Choice Financing Authority Natural Gas Electric Power & Light Revenue PUT	4.000%	8/1/31	27,030	26,870
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	1,190	1,211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	4,955	4,213
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/46	5,500	4,468
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/47	13,000	9,919
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	23,430	19,092
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	14,750	11,007
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,235	3,337
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	5,000	3,485
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	15,500	12,723
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	10,045	6,623
[4]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	2/1/57	2,000	1,256
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	926
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,042
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	670	681
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,464
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	2,620	2,702
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	7,105
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,000	1,183
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	7,660	9,068
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	3,000	3,560
	California GO	5.000%	10/1/42	6,000	6,536
	California GO	3.000%	12/1/43	1,500	1,253
	California GO	5.250%	10/1/45	3,750	4,297
[8]	California GO	3.000%	12/1/46	3,000	2,423
	California GO	5.250%	9/1/47	4,450	5,064
	California GO	5.250%	10/1/50	3,000	3,410
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	1,200	1,277
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	2,625	2,748
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,555	1,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	5,250	5,427
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,300	2,182
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,500	3,464
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	3,000	2,770
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	7,495	7,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	13,852	13,570
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	5,047	5,049
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	4,887	4,756
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	21,946	20,549
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,905	11,678
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/36	3,197	3,178
[4]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	9/1/23	7,550	7,549
[9]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.350%	4.330%	8/1/47	1,500	1,484
[9]	California Infrastructure & Economic Development Bank Recreational Revenue, SIFMA Municipal Swap Index Yield + 0.700%	4.680%	12/1/50	1,000	973
[4]	California Municipal Finance Authority Charter School Aid Revenue	5.000%	6/1/28	365	363
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/29	1,390	1,395
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	2,050	2,037
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,095	5,193
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,810	1,987
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,750	5,664
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	3,875	3,609
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,550	6,922
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,535	2,423
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,090	1,857
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	6/30/31	3,100	3,279
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/33	4,000	4,214
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	4.000%	12/31/47	5,250	4,716
	California Municipal Finance Authority Port, Airport & Marina Revenue (Linxs APM Project)	5.000%	12/31/47	3,000	3,046
	California Municipal Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	4.200%	1/16/24	4,000	3,997
	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.400%	10/1/29	1,250	1,126
	California Municipal Finance Authority Resource Recovery Revenue PUT	4.125%	10/1/25	2,000	2,009
[4]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/37	2,300	2,400
[4]	California Pollution Control Financing Authority Water Revenue	5.000%	7/1/38	2,000	2,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	California Pollution Control Financing Authority Water Revenue	5.000%	11/21/45	1,200	1,221
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	4,125	3,990
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	7,790	7,577
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/46	1,545	1,390
[4]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/51	2,260	1,984
[2]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	6,805	1,784
[4]	California School Finance Authority Charter School Aid Revenue, Prere.	6.400%	2/1/24	2,010	2,037
[4]	California School Financing Authority Charter School Aid Revenue	5.125%	7/1/62	5,125	4,466
[1]	California State University College & University Revenue	5.250%	11/1/48	1,000	1,137
[1]	California State University College & University Revenue	5.250%	11/1/53	1,000	1,130
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	13,650	13,719
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,250	5,359
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/48	8,000	7,837
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	495	462
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/52	2,000	2,128
[2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/57	8,000	8,551
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	20,000	20,006
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	1,627
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	7,340
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	2,550	2,504
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/49	5,425	5,181
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	1,775	1,679
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,078
[4]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	4.000%	4/1/56	5,000	3,614
[4]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	7,250	4,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	4.000%	8/1/47	4,970	4,116
[4]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	4,000	2,637
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	1,125	1,127
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, Prere.	5.000%	9/1/23	585	586
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/43	1,000	795
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,750	3,443
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.200%	9/1/46	5,000	3,522
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	9/1/46	2,000	1,647
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.400%	10/1/46	5,000	3,830
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	10/1/46	13,050	9,780
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/46	2,000	1,511
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,945	7,569
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	9,670	7,425
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/47	4,950	3,717
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/47	6,000	4,600
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/48	3,000	2,003
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	5.000%	1/1/54	8,500	6,771
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	7/1/56	11,440	7,900
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	11,920	8,094
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	21,450	16,208
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	10/1/56	8,500	6,189
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	657
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	2/1/57	5,000	3,514
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/57	4,500	2,967
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	1,500	1,030
[4]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	7,175	4,694
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	5,000	5,414
[2]	East Side Union High School District GO	3.000%	8/1/36	2,615	2,368
[5]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/38	1,465	1,520
	Fairfield Community Facilities District Special Tax Revenue	5.000%	9/1/39	500	512
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	9,162	8,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,515	3,394
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	3,000	2,897
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	1,000	1,180
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/51	9,000	9,373
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/66	20,000	2,146
[7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/27	10,000	8,976
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	4,565	4,737
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	15,100	15,668
	Hayward Unified School District Lease (Abatement) Revenue COP	5.250%	8/1/52	7,860	8,144
	La Canada Unified School District GO	5.000%	8/1/47	5,125	5,430
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	2,630	2,230
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/42	1,000	1,062
[2]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.250%	6/1/47	2,000	2,138
[4,10]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	3.880%	8/1/23	50,000	50,000
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,462
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,550	1,610
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,070	1,111
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,270	1,417
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	700	712
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,820	1,885
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	3,665	3,996
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/36	800	809
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	1,665	1,816
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	850	853
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	4,735	5,120
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	3,565	3,527
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	1,650	1,619
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/41	1,000	982
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	6,000	6,081
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	8,000	8,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/42	2,870	2,796
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	2,500	2,640
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/46	12,000	12,583
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.500%	5/15/47	23,000	25,200
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/48	2,795	2,911
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/49	7,335	6,921
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/51	2,665	2,494
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/51	4,035	4,203
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	5.000%	5/15/34	1,840	2,050
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT	4.000%	5/15/46	9,860	9,433
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	4.000%	11/15/31	140	147
	Los Angeles Department of Airports Port, Airport & Marina Revenue AMT, Prere.	5.000%	11/15/31	105	118
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	18,280	19,539
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,345	6,520
	Los Angeles Regional Airports Improvement Corp. Port, Airport & Marina Revenue	5.000%	1/1/32	5	5
[9]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/37	1,000	999
[9]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/37	1,500	1,501
[9]	Metropolitan Water District of Southern California Water Revenue, SIFMA Municipal Swap Index Yield + 0.140%	4.120%	7/1/47	1,500	1,499
	Modesto Elementary School District County GO	3.000%	8/1/46	2,270	1,762
	Modesto Elementary School District/Stanislaus County GO	3.000%	8/1/50	2,755	2,074
[5]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	1,965	1,926
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	2,055	2,154
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	1,500	1,572
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	1,500	1,571
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	1,500	1,564
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/35	2,520	2,620
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	2,230	2,309
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/37	2,515	2,592
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	4,000	3,394
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	1,000	1,039

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/33	1,000	1,108
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	5.000%	5/15/34	1,000	1,106
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/35	640	648
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/36	525	528
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/37	500	499
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/38	500	495
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/39	565	557
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/40	685	671
	Ontario Montclair School District GO	5.250%	8/1/52	5,000	5,600
[11]	Palomar Health GO	0.000%	8/1/33	8,805	6,100
	Palomar Health GO	4.000%	8/1/35	4,000	4,009
[11]	Palomar Health GO	7.000%	8/1/38	10,740	12,298
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	3,632
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	4,605	4,786
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	3,335	3,468
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,485	2,584
[5]	Paramount Unified School District GO	3.000%	8/1/50	2,000	1,538
[12]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/32	3,205	3,266
[12]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	4.000%	9/1/34	2,155	2,191
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	13,000	5,332
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	6,500	2,526
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	3,480	3,283
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,845	2,046
[5]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,540	6,126
	Sacramento CA Special Tax Revenue	4.000%	9/1/41	1,285	1,177
	Sacramento CA Special Tax Revenue	4.000%	9/1/46	2,905	2,553
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,600	1,367
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	2,000	2,134
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	5,675	6,029
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	6,000	6,315
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	4,595	4,754
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,473
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,046
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	5,000	5,075
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	500	521
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,037
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,579
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	7,760	7,405
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	16,275	15,032
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	5,188
[5]	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	26,310	24,357
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,000	5,178
	San Diego Tobacco Settlement Funding Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/32	610	602
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,467
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	5,000	5,366
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	7,585	8,319
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	10,000	10,649
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	6,000	6,523
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,000	10,672
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	7,335	7,780
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	2,725	2,698
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,400	1,376
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/44	29,500	30,540
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/45	3,000	3,107
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/48	14,320	14,849
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	27,525	28,372
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	18,975	19,542
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	4,000	4,173
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/28	1,510	1,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/30	1,000	1,009
	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.000%	8/1/33	1,335	1,346
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/23	1,000	1,000
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/26	3,000	2,620
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/31	6,000	4,106
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay Redevelopment Project)	0.000%	8/1/43	9,000	3,394
[5]	San Francisco Community College District GO	3.000%	6/15/45	5,000	3,893
	San Francisco Unified School District GO	3.000%	6/15/37	14,205	12,793
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	1,049
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/35	1,730	1,801
[2]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/45	5,500	5,821
[2]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/49	6,000	6,169
	Southern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	2,500	2,604
[5]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/31	1,000	1,026
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,282
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	770	765
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.000%	6/1/60	35,150	5,325
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	0.000%	6/1/46	3,500	639
	Union Elementary School District GO	5.250%	9/1/52	5,000	5,602
	University of California College & University Revenue	5.000%	5/15/43	3,500	3,759
	University of California College & University Revenue	5.000%	5/15/48	1,500	1,601
	University of California College & University Revenue	5.250%	5/15/58	8,000	8,590
	University of California College & University Revenue (Limited Project)	5.000%	5/15/43	3,955	4,241
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	15,185	16,111
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	10,000	9,434
[2]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,344
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,800	2,746
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,415	1,296
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.125%	7/1/47	5,000	4,351
					1,463,512
Colorado (2.7%)
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	2,195	2,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adonea Metropolitan District No. 2 GO, Prere.	5.125%	12/1/23	4,940	5,113
	Adonea Metropolitan District No. 2 GO, Prere.	7.500%	12/15/23	3,111	3,246
	Aurora Highlands Community Authority Board Ad Valorem Property Tax Revenue	5.750%	12/1/51	15,000	13,572
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/42	555	514
	Baseline Metropolitan District No. 1 GO	5.000%	12/1/51	1,000	888
	Baseline Metropolitan District No. 1 GO	7.500%	12/15/51	2,190	1,995
	Bradburn Metropolitan District No. 2 GO	4.000%	12/1/28	500	479
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/38	600	584
	Bradburn Metropolitan District No. 2 GO	5.000%	12/1/47	1,200	1,123
[4]	Broadway Park North Metropolitan District No. 2 GO	5.000%	12/1/40	1,100	1,053
	Bromley Park Metropolitan District No. 2 GO	6.375%	12/15/47	1,000	979
[5]	Castle Oaks Metropolitan District GO	4.000%	12/1/40	2,000	1,994
[4]	Centerra Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	17,037
	Centerra Metropolitan District No.1 GO	4.000%	12/1/29	1,120	1,047
	Clear Creek Transit Metropolitan District No. 2 GO	4.000%	12/1/31	525	473
	Clear Creek Transit Metropolitan District No. 2 GO	5.000%	12/1/41	580	531
	Clear Creek Transit Metropolitan District No. 2 GO	7.900%	12/15/50	1,125	1,018
	Colorado COP	6.000%	12/15/40	5,000	5,976
	Colorado COP	6.000%	12/15/41	3,570	4,245
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/26	2,390	2,376
	Colorado Educational & Cultural Facilities Authority College & University Revenue (Regis University Project)	5.000%	10/1/27	2,515	2,504
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.125%	5/15/28	2,750	2,494
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	5/15/29	3,000	2,674
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/31	1,400	1,341
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	3,000	3,213
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,500	2,517
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,500	1,475
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/37	500	493
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	5,750	5,601
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	475	463
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	4,035	4,205
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	485	470
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	2,630	2,597
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	500	482
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	3,205	2,972
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,000	12,376
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/47	5,760	6,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/49	16,525	15,038
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	2,955	2,228
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/52	7,500	7,133
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/58	3,000	2,179
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/41	1,125	927
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,100	841
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/26	3,700	3,878
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	1,500	1,633
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	2,000	2,242
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/39	775	740
	Copperleaf Metropolitan District No. 4 GO	5.000%	12/1/49	1,500	1,346
	Cottonwood Highlands Metropolitan District No. 1 GO	5.000%	12/1/49	900	816
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/39	4,000	4,600
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/41	1,325	1,512
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/42	2,000	2,124
	Denver City & County CO Airport System Port, Airport & Marina Revenue	4.000%	12/1/43	10,000	9,553
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.750%	11/15/45	8,750	9,875
	Denver City & County CO Airport System Port, Airport & Marina Revenue	5.000%	11/15/53	3,000	3,129
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	12/1/33	32,950	33,123
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/35	2,085	2,201
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/42	4,125	4,608
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	29,000	29,640
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.125%	11/15/53	7,500	7,120
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.500%	11/15/53	5,000	5,491
[4]	DIATC Metropolitan District GO	5.000%	12/1/39	2,735	2,629
[4]	DIATC Metropolitan District GO	5.000%	12/1/49	3,500	3,230
[12]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	21,610	17,438
[12]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	10,045	7,810
[9]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.901%	9/1/39	700	698
	Eagle Brook Meadows Metropolitan District No. 3 GO	5.000%	12/1/51	3,000	2,581
	Erie Commons Metropolitan District No. 2 GO	6.950%	12/15/54	3,100	2,856
	Four Corners Business Improvement District GO	6.000%	12/1/52	2,000	1,837
	Green Valley Ranch East Metropolitan District No. 6 GO	5.875%	12/1/50	3,550	3,408
	Hogback Metropolitan District GO	5.000%	12/1/41	725	664
	Hogback Metropolitan District GO	5.000%	12/1/51	1,550	1,344
[4]	Horizon Metropolitan District No. 2 GO	4.500%	12/1/51	3,860	2,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/39	5,500	5,915
	Meridian Ranch Metropolitan District GO	6.750%	12/1/52	3,425	3,381
[2]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	4,627	4,360
	Morgan Hill Metropolitan District No. 3 GO	4.000%	12/1/51	2,900	2,204
	Morgan Hill Metropolitan District No. 3 GO	6.375%	12/15/51	1,465	1,345
[4]	Peak Metropolitan District No. 1 GO	4.000%	12/1/35	500	427
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/41	500	460
[4]	Peak Metropolitan District No. 1 GO	5.000%	12/1/51	2,875	2,500
[4]	Prairie Center Metropolitan District No. 3 Miscellaneous Revenue	4.125%	12/15/27	1,790	1,767
	Pronghorn Valley Metropolitan District GO	3.750%	12/1/41	515	401
	Pronghorn Valley Metropolitan District GO	4.000%	12/1/51	650	486
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	0.000%	12/1/25	800	646
[4]	Pueblo Urban Renewal Authority Tax Allocation Revenue (Evraz Project)	4.750%	12/1/45	8,860	6,025
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	1,590	1,636
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	490	501
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	4,015	4,063
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/38	400	398
	Reunion Metropolitan District Water Revenue	3.625%	12/1/44	6,353	4,684
	Southglenn Metropolitan District GO	3.500%	12/1/26	5,000	4,830
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/37	1,615	1,592
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	2,590	2,431
	Southlands Metropolitan District No. 1 GO	5.000%	12/1/47	325	305
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	4.250%	12/1/50	1,650	1,374
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	7.125%	12/15/50	747	716
	Sterling Ranch Community Authority Board Ad Valorem Property Tax Revenue	8.375%	12/15/54	1,472	1,471
[2]	Vauxmont Metropolitan District GO	5.000%	12/1/50	1,500	1,588
[2]	Vauxmont Metropolitan District GO	3.250%	12/15/50	5,960	5,052
	Village at Dry Creek Metropolitan District No. 2 GO	4.375%	12/1/44	1,857	1,559
	Waterview II Metropolitan District GO	5.000%	12/1/51	2,500	2,167
[4]	West Meadow Metropolitan District GO	6.000%	12/1/38	1,000	1,026
[4]	West Meadow Metropolitan District GO	6.500%	12/1/50	2,750	2,833
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/40	750	689
	Westerly Metropolitan District No. 4 GO	5.000%	12/1/50	1,500	1,292
[3]	Westerly Metropolitan District No. 4 GO, 5.200% coupon rate effective 12/1/26	0.000%	12/1/50	1,000	683
[2]	Westminster Public Schools COP	5.000%	12/1/43	2,450	2,610
[2]	Westminster Public Schools COP	5.000%	12/1/48	6,000	6,360
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.375%	5/1/43	2,000	1,977
					399,475
Connecticut (0.8%)
	Connecticut GO	5.000%	8/1/26	1,500	1,586
	Connecticut GO	3.000%	1/15/34	1,000	954
	Connecticut GO	3.000%	1/15/36	1,050	965
	Connecticut GO	3.000%	1/15/37	1,045	938
	Connecticut GO	3.000%	1/15/38	2,070	1,811
	Connecticut GO	3.000%	1/15/39	2,400	2,055
	Connecticut GO	3.000%	1/15/40	4,815	4,035
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	2,770	2,748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	1,810	1,746
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	8,865	9,410
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,345	2,449
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,650	1,718
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,725	1,787
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/44	3,500	2,778
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/53	5,060	5,419
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	4,000	3,871
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,235	2,167
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	2,000	1,956
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	2,750	2,679
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,500	1,454
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,000	969
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,855
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,255	1,196
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	3,810	3,583
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,625	1,532
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	5,750	5,381
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	3,000	2,735
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/15/48	4,300	4,626
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,075	6,997
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	2,000	1,830
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	4,250	3,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	7/15/53	3,650	3,524
[4]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/53	2,600	2,042
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Hartford Healthcare Project)	4.000%	7/1/40	3,625	3,451
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	3,500	3,553
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	4,500	4,161
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/30	1,340	1,302
	Hamden CT Health, Hospital, Nursing Home Revenue (Whitney Center Project)	5.000%	1/1/50	2,065	1,696
[4]	Harbor Point Infrastructure Improvement District Tax Allocation Revenue (Harbor Point Project)	5.000%	4/1/39	7,000	7,013
[4]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/41	575	501
[4]	Steel Point Infrastructure Improvement District Tax Allocation Revenue (Steelpointe Harbor Project)	4.000%	4/1/51	1,655	1,353
					115,714
Delaware (0.1%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	52
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	193
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	191
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	191
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	5,000	4,523
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	187
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	184
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	165
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	181
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	196
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	190
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,295	1,184
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	430	393
[4]	Millsboro DE Special Tax Revenue	5.125%	7/1/38	3,000	2,956
					10,786
District of Columbia (1.5%)
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/29	600	600
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/39	1,420	1,326
	District of Columbia Charter School Aid Revenue	5.000%	7/1/39	800	807
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/49	3,080	2,692
	District of Columbia Charter School Aid Revenue	5.000%	7/1/49	1,275	1,255
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	5,000	4,515
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/51	1,500	1,300
	District of Columbia Charter School Aid Revenue	5.000%	7/1/54	1,140	1,108
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/56	3,255	2,774
[4]	District of Columbia Charter School Aid Revenue	5.000%	6/1/61	1,100	923
	District of Columbia College & University Revenue	5.000%	10/1/30	5,500	5,500
	District of Columbia College & University Revenue	5.000%	10/1/45	14,760	14,093
	District of Columbia College & University Revenue	5.000%	4/1/51	1,750	1,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/37	3,105	3,346
	District of Columbia GO	5.250%	1/1/48	6,625	7,470
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/31	6,035	6,260
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	3,445	3,567
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	1,000	1,033
	District of Columbia Health, Hospital, Nursing Home Revenue	5.125%	1/1/35	4,685	4,123
	District of Columbia Health, Hospital, Nursing Home Revenue	5.250%	1/1/39	4,060	3,482
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/44	3,855	3,891
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	4.125%	7/1/27	695	668
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/32	1,000	970
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/37	890	823
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/42	1,000	879
	District of Columbia Health, Hospital, Nursing Home Revenue (Ingleside Rock Creek Project)	5.000%	7/1/52	3,615	2,976
[3,4]	District of Columbia Tax Allocation Revenue (Union Market Infrastructure Project), 3.750% coupon rate effective 12/1/25	0.000%	6/1/31	2,162	1,678
[3,4]	District of Columbia Tax Allocation Revenue (Union Market Infrastructure Project), 4.250% coupon rate effective 12/1/25	0.000%	6/1/46	4,835	3,126
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	920	973
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	4,170	4,343
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/37	2,700	2,676
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/38	2,625	2,588
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	3,400	3,334
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/40	3,000	2,926
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue	4.000%	10/1/51	8,180	7,677
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/26	2,815	2,939
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/27	5,800	6,149
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/36	2,175	2,371
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/37	2,335	2,530
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.000%	10/1/38	1,860	2,007
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/39	1,775	1,959
	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue AMT	5.250%	10/1/40	2,575	2,829
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	25,425	23,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,650	12,930
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,780	5,432
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	35,325	32,862
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/34	2,000	2,100
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/35	3,750	3,766
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/35	2,865	2,995
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/36	3,000	3,145
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,345	3,315
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/38	2,995	3,153
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/39	1,025	1,076
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	5,000	4,323
					227,361
Florida (5.8%)
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	500	500
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/39	15,000	15,101
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	7,757
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Health First Inc. Obligated Group) Class A	4.000%	4/1/52	7,170	6,598
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/26	1,155	1,205
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/27	1,275	1,346
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	2,330	2,490
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/28	1,980	2,116
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	1,600	1,730
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/29	2,725	2,947
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/35	3,510	3,751
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/40	2,000	2,020
	Broward County FL Airport System Port, Airport & Marina Revenue	5.500%	9/1/52	1,000	1,082
	Broward County FL Port Facilities Port, Airport & Marina Revenue	4.000%	9/1/49	15,320	14,308
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	4/1/26	1,000	991
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/32	2,250	2,338
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/34	3,320	3,410
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/29	2,100	1,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/36	3,405	3,348
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/39	6,610	6,163
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/39	640	605
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/41	710	571
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/46	4,830	4,406
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	6/15/49	6,035	5,247
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	1,255	1,129
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/51	1,725	1,257
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,075	952
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	1,000	960
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	6/15/56	4,235	3,016
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	7/1/56	695	491
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	24,135	21,656
[4]	Capital Trust Agency Inc. Charter School Aid Revenue	0.000%	7/1/61	20,000	1,300
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/38	2,210	2,123
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Florida Charter Educational Foundation Inc. Project)	5.375%	6/15/48	2,070	1,879
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/40	1,220	1,109
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/50	9,300	7,903
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/55	6,895	5,745
[4]	Capital Trust Agency Inc. Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/56	3,065	2,385
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,765	1,475
[4]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	5,300	4,025
[4,6]	Capital Trust Agency Inc. Health, Hospital, Nursing Home Revenue	7.500%	6/1/48	2,175	283
[4,6]	Capital Trust Agency Inc. Local or Guaranteed Housing Revenue	7.000%	7/1/52	600	132
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	2,735	2,793
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/33	9,500	9,637
	East Central Regional Wastewater Treatment Facilities Operation Board Sewer Revenue	5.000%	10/1/44	11,190	11,650
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	12,925	11,525
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	1,325	1,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/38	1,015	1,013
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/39	1,050	1,033
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/40	1,050	1,025
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	4.000%	7/1/41	1,170	1,135
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/35	325	306
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/36	625	535
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/40	1,000	885
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/41	765	613
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/45	600	499
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/46	930	701
[4]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	9/15/50	7,950	6,525
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/55	1,000	782
[4]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/56	4,275	2,993
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	2/1/57	575	544
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/57	680	643
[4]	Florida Development Finance Corp. Charter School Aid Revenue (Renaissance Charter School Inc. Project)	6.000%	6/15/35	1,000	1,007
	Florida Development Finance Corp. Charter School Aid Revenue (UCP Charter Schools Project)	5.000%	6/1/40	850	777
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	1.750%	6/1/26	160	160
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/51	6,400	5,242
[4]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	6/1/55	4,000	3,227
[4]	Florida Development Finance Corp. Transit Revenue	7.375%	1/1/49	10,500	10,407
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/30	1,325	1,372
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	9,855	9,874
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	10,000	7,182
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/39	2,320	2,131
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	12/1/25	2,500	2,561
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	3,700	3,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	5,870	6,160
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	6,335	6,643
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/34	1,500	1,646
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,239
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,025	1,011
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/42	15,500	15,844
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/46	5,000	5,239
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	10,000	9,334
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	1,000	1,032
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	3,850	3,974
[2]	Hernando County School District COP	5.000%	7/1/28	5,825	6,112
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	3,475	3,474
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/37	3,075	3,047
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/38	4,350	4,289
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	14,610	14,924
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	9,280	8,561
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	16,735	15,015
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	11,450	12,343
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/37	2,950	2,947
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	1,000	986
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,000	1,975
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,500	2,513
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/39	1,815	1,787
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/29	265	267
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/39	1,255	1,188
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/49	825	738
[4]	Lake County FL Charter School Aid Revenue	5.000%	1/15/54	825	724
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/40	6,250	6,296
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Cypress Cove at Healthpark Florida Inc. Project)	5.250%	10/1/52	1,000	845
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/24	3,175	3,215
	Lee County FL Solid Waste System Resource Recovery Revenue	5.000%	10/1/26	1,465	1,506
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,015	4,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	5,000	5,296
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/46	7,000	6,432
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/32	9,000	9,069
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/34	1,500	1,558
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/36	3,025	3,081
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/38	5,000	5,039
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	1,675	1,675
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/41	3,775	3,688
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	11,460	11,755
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/49	5,000	5,134
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	5.000%	10/1/40	7,575	7,753
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/39	2,610	2,699
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	3,721
	Miami-Dade County FL Water & Sewer Water Revenue	3.000%	10/1/36	1,000	916
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	10,105	10,625
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	2,000	1,836
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,855	1,902
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	2,930	2,666
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	3,750	3,312
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/35	7,970	7,573
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/40	5,805	5,404
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	11,265	10,141
[9]	Miami-Dade County IDA Resource Recovery Revenue, SIFMA Municipal Swap Index Yield + 0.375%	4.355%	11/1/33	10,000	9,821
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.250%	10/1/52	17,080	17,918
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/39	7,220	7,265
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/40	5,000	4,966
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/41	4,500	4,385
[2]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/45	5,000	4,687
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	1,780	1,801
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/40	1,000	1,001
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	3,410	3,482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/37	2,295	2,213
	North Sumter County Utility Dependent District Resource Recovery Revenue	4.000%	10/1/42	2,795	2,559
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,405	1,458
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/41	5,000	5,150
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	8,025	7,478
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	6,000	6,285
[3]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,891
[3]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,705
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/35	1,500	881
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	2,745	1,272
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/40	2,850	1,246
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/41	1,000	413
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	3,250	3,315
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	3,250	3,298
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	5,000	4,343
[4]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	11.500%	7/1/27	6,000	5,799
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	8,000	7,570
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	4,630	3,344
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/47	1,000	1,003
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/52	1,425	1,406
[2]	Pasco FL Intergovernmental Agreement Revenue	5.500%	9/1/44	3,775	4,222
[2]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	10,675	12,031
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/38	1,345	1,353
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	4.000%	6/1/46	1,685	1,284
[4]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	6/1/56	2,605	2,233
	Pinellas County IDA Miscellaneous Revenue	5.000%	7/1/29	4,065	4,155
[4]	Polk County IDA Industrial Revenue	5.875%	1/1/33	4,000	4,030
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/32	5,000	5,094
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/33	4,000	4,074
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/34	3,015	3,067
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,085
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	1,975
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,269
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/29	1,400	1,367
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	970
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,052
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	15,546
	Seminole County FL Miscellaneous Revenue	5.000%	10/1/52	7,315	7,879
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/51	1,660	1,226
[4]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/56	955	682
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	6,020	4,646
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.750%	11/15/54	11,280	8,876
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/44	5,605	4,414
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	4.000%	5/1/48	20,000	19,039
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	24,760	25,480
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,529
	Tampa FL Appropriations Revenue	2.250%	10/1/51	10,000	6,504
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,860	5,992
	Tampa FL Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	7,680	7,101
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	1,195	397
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	2,947
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	4,575	4,887
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,500	17,172
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	4,600	4,739
	USF Financing Corp. COP	5.000%	7/1/29	5,475	5,675
	USF Financing Corp. COP	5.000%	7/1/33	4,005	4,152
	Village Community Development District No. 13 Special Assessment Revenue	5.500%	5/1/53	3,000	3,086
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/42	1,500	1,555
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/47	3,500	3,602
	Volusia County Educational Facility Authority College & University Revenue, Prere.	5.000%	4/15/25	6,405	6,589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westview South Community Development District Special Assessment Revenue (Assessment Area One -2023 Project)	5.600%	5/1/53	3,000	2,963
					863,126
Georgia (2.6%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/44	5,250	5,385
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	3,562
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/33	4,100	4,170
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/34	3,500	3,543
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/37	5,955	6,008
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/34	810	871
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/36	1,775	1,892
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/37	1,945	2,061
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/38	985	1,039
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	200	215
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	445	479
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	490	527
	Bulloch County Development Authority College & University Revenue, Prere.	5.000%	7/1/27	245	264
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,320	5,585
	Cedartown Polk County Hospital Authority Health, Hospital, Nursing Home Revenue RAN, Prere.	5.000%	7/1/26	5,000	5,277
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,900	4,974
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	400	409
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	400	407
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	400	404
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/37	1,450	1,542
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	3,250	3,349
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	6,810	6,267
[2]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/52	17,975	16,928
	Crisp County Hospital Authority Health, Hospital, Nursing Home Revenue (Crisp Regional Hospital Project)	4.000%	7/1/51	2,535	2,364
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/37	1,140	1,108
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	4.000%	7/1/38	1,350	1,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/39	1,030	1,072
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (WellStar Health System Inc. Project)	4.000%	4/1/50	7,500	7,004
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,050	4,016
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/47	5,000	4,152
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/51	3,540	2,370
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	5.000%	4/1/54	3,000	2,401
[4]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/56	11,070	7,158
	George L Smith II Congress Center Authority Industrial Revenue	4.000%	1/1/54	5,000	4,229
[4]	George L Smith II Congress Center Authority Industrial Revenue	5.000%	1/1/54	5,750	4,824
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/39	2,255	2,327
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,180	2,922
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/28	520	540
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Unit 3&4 Project)	5.000%	7/1/48	1,490	1,575
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Unit 3&4 Project)	5.000%	7/1/64	2,600	2,727
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Unit 3&4 Project)	5.250%	7/1/64	5,300	5,495
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Unit 3&4 Project)	5.500%	7/1/64	6,710	6,985
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	6,250	6,299
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	231
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	32,540	32,967
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,165	3,191
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	1,220	1,242
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	5.000%	1/1/59	5,975	6,102
[2]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	5.000%	1/1/62	4,025	4,168
[5]	Georgia Municipal Electric Authority Nuclear Revenue (Project No.4)	4.500%	7/1/63	1,335	1,337
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/52	18,805	20,899
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/26	5,630	5,818
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/27	780	817
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/35	1,750	1,816
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	9,500	9,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	501
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	1,300	1,302
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	8,215	8,171
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	3,705	3,690
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	14,930	14,741
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	8,870	8,715
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/30	22,535	23,627
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/30	10,775	11,146
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/30	32,300	33,953
[9]	Main Street Natural Gas Inc. Natural Gas Revenue, 67% of 1M USD LIBOR + 0.750%	4.237%	4/1/48	3,745	3,746
[4]	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	20,000	22,935
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,135	2,059
[4]	Rockdale County Development Authority Industrial Revenue (Pratt Paper LLC Project)	4.000%	1/1/38	14,110	13,410
	White County Development Authority College & University Revenue	5.125%	10/1/39	1,635	1,463
	White County Development Authority College & University Revenue	5.250%	10/1/49	3,440	2,914
					386,485
Guam (0.3%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.125%	10/1/34	390	394
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/35	265	268
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.250%	10/1/36	685	685
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/40	525	517
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.375%	10/1/43	1,250	1,230
	Guam Department of Education COP	4.250%	2/1/30	1,690	1,670
	Guam Department of Education COP	5.000%	2/1/40	6,125	6,095
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	6,225	6,314
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/35	2,700	2,813
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/40	2,600	2,619
	Guam Income Tax Revenue	5.000%	12/1/33	2,635	2,703
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/28	1,065	1,101
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/28	135	137
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/29	1,315	1,368
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/30	3,125	3,268
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/31	1,760	1,847
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,011
	Guam Miscellaneous Taxes Revenue	4.000%	11/15/39	2,060	1,829
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/39	1,780	1,767
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,090
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,215	1,319
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/37	1,200	1,229
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,380
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	4,125	4,203
	Port Authority of Guam Port, Airport & Marina Revenue AMT	5.000%	7/1/35	720	758
	Territory of Guam Income Tax Revenue	5.000%	12/1/35	750	762
					49,464
Hawaii (0.3%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/35	2,500	2,636
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/36	7,620	8,283
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/37	6,700	7,229
	Hawaii Airports System Port, Airport & Marina Revenue	4.000%	7/1/39	2,740	2,687
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	4.000%	3/1/37	8,275	8,066
	Hawaii Department of Budget & Finance Electric Power & Light Revenue	3.200%	7/1/39	3,265	2,824
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/31	500	511
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/33	2,250	2,284
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/34	1,075	1,088
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/35	1,625	1,636
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/36	910	909
	Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/37	750	738
					38,891
Idaho (0.1%)
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/38	1,335	1,311
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/40	1,445	1,409
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/46	2,150	2,014
	Boise City ID Airport Port, Airport & Marina Revenue (Employee Parking Facilities Project)	4.000%	9/1/51	3,100	2,867
[4]	Spring Valley Community Infrastructure District No. 1 Special Assessment Revenue	3.750%	9/1/51	15,750	12,229
					19,830
Illinois (7.4%)
	Chicago Board of Education Ad Valorem Property Tax Revenue	5.750%	4/1/33	250	268
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/38	1,000	1,067

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/41	1,500	1,579
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/42	1,230	1,337
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.500%	4/1/43	1,265	1,373
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.000%	4/1/45	1,925	2,003
	Chicago Board of Education Dedicated Capital Improvement Tax AD Valorem Property Tax Revenue	5.750%	4/1/48	25,275	27,727
	Chicago Board of Education GO	0.000%	12/1/25	7,700	6,977
[12]	Chicago Board of Education GO	0.000%	12/1/28	5,140	4,133
[12]	Chicago Board of Education GO	0.000%	12/1/30	1,585	1,167
[12]	Chicago Board of Education GO	0.000%	12/1/30	5,100	3,754
[12,13]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,680
	Chicago Board of Education GO	5.000%	12/1/30	2,055	2,151
	Chicago Board of Education GO	5.000%	12/1/30	2,495	2,612
[4]	Chicago Board of Education GO	6.750%	12/1/30	4,000	4,434
[12]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,545
[12]	Chicago Board of Education GO	0.000%	12/1/31	1,185	833
[12,13]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,771
[2]	Chicago Board of Education GO	5.000%	12/1/31	625	660
	Chicago Board of Education GO	5.000%	12/1/31	600	627
	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,566
	Chicago Board of Education GO	5.125%	12/1/32	1,225	1,230
[2]	Chicago Board of Education GO	5.000%	12/1/33	1,000	1,054
[2]	Chicago Board of Education GO	5.000%	12/1/34	1,250	1,315
	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,039
	Chicago Board of Education GO	5.000%	12/1/36	2,000	2,016
	Chicago Board of Education GO	5.000%	12/1/36	5,000	5,153
	Chicago Board of Education GO	5.000%	12/1/36	3,395	3,497
	Chicago Board of Education GO	4.000%	12/1/38	3,000	2,768
	Chicago Board of Education GO	5.000%	12/1/38	4,295	4,366
	Chicago Board of Education GO	4.000%	12/1/39	13,500	12,314
	Chicago Board of Education GO	4.000%	12/1/43	1,000	882
	Chicago Board of Education GO	7.000%	12/1/44	36,350	38,089
	Chicago Board of Education GO	6.500%	12/1/46	13,500	14,115
[4]	Chicago Board of Education GO	7.000%	12/1/46	3,185	3,432
	Chicago Board of Education GO	4.000%	12/1/47	13,750	11,744
	Chicago IL GO	0.000%	1/1/31	4,915	3,600
	Chicago IL GO	5.000%	1/1/33	3,920	4,239
	Chicago IL GO	4.000%	1/1/38	12,994	12,358
[12]	Chicago IL GO	0.000%	1/1/39	5,250	2,457
	Chicago IL GO	5.000%	1/1/39	2,100	2,169
	Chicago IL GO	5.500%	1/1/39	2,580	2,825
	Chicago IL GO	4.000%	1/1/40	4,041	3,761
	Chicago IL GO	5.500%	1/1/40	1,000	1,091
	Chicago IL GO	5.500%	1/1/41	1,000	1,069
	Chicago IL GO	5.500%	1/1/43	5,880	6,253
	Chicago IL GO	4.000%	1/1/44	5,644	5,074
	Chicago IL GO	4.000%	1/1/49	8,252	7,146
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,525	2,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/34	2,500	2,540
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/35	2,030	2,061
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	1,000	1,079
[2]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	5,570	6,066
[2]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	16,930	18,831
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	1,000	1,010
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	10,000	10,075
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	2,000	2,048
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,765	1,810
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,220	2,275
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	11,700	11,701
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	550	588
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,088
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	5,000	5,063
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/30	150	158
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	1,500	1,562
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,200	1,249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	1,500	1,560
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,375
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	325	358
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,152
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	6,365	6,510
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	10,930	11,180
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	3,365	3,415
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,500	3,593
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	1,000	1,051
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,720	2,792
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	3,000	3,016
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/39	12,290	12,225
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	3,140	3,269
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/40	5,000	4,974

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	7/1/48	5,000	5,000
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	3,000	3,064
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	2,150	2,242
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/53	5,000	5,309
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.500%	1/1/55	10,000	10,686
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	1,495	1,501
[5]	Chicago Park District GO	5.000%	1/1/37	1,240	1,332
[5]	Chicago Park District GO	5.000%	1/1/40	1,880	1,989
	Chicago Park District GO	5.000%	1/1/40	2,590	2,599
[5]	Chicago Park District GO	4.000%	1/1/41	4,000	3,877
	Chicago Park District GO, Prere.	5.000%	1/1/24	4,910	4,943
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	7,500	6,922
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,456
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	3,500	3,153
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	5,500	5,671
	Cook County IL GO	5.000%	11/15/31	715	794
	Cook County IL GO	5.000%	11/15/32	470	521
	Cook County IL GO	5.000%	11/15/33	460	510
	Cook County IL GO	5.000%	11/15/34	1,150	1,178
	Cook County IL GO	5.000%	11/15/35	1,025	1,048
[2]	Cook County School District No. 87 Berkeley GO	3.000%	12/1/36	1,000	882
[4]	Evergreen Park IL Sales Tax Revenue	4.375%	12/1/36	6,740	6,068
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	4,250	4,046
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	2,735	2,762
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	500	525
	Illinois Finance Authority College & University Revenue	4.000%	10/1/34	1,620	1,634
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,360	1,413
	Illinois Finance Authority College & University Revenue	5.000%	12/1/37	12,325	12,487
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	3,250	3,157
	Illinois Finance Authority College & University Revenue	5.000%	12/1/39	1,695	1,731
	Illinois Finance Authority College & University Revenue	5.000%	10/1/41	5,225	5,374
	Illinois Finance Authority College & University Revenue	5.000%	10/1/44	1,250	1,287
	Illinois Finance Authority College & University Revenue	5.000%	12/1/44	2,180	2,200
	Illinois Finance Authority College & University Revenue	5.000%	10/1/49	1,705	1,747
	Illinois Finance Authority College & University Revenue	5.000%	10/1/51	1,000	1,022
	Illinois Finance Authority College & University Revenue	5.250%	10/1/52	2,385	2,361
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	405	393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	640	619
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,075	1,122
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	1,150	1,140
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	4,555	4,597
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,580	4,830
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	2,425	2,439
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,915	1,964
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	7,300	7,442
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/35	2,250	2,077
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,875	1,916
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	5,000	5,241
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/36	1,400	1,182
[6]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	5,000	2,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/37	4,000	3,337
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	1,100	1,065
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	6,500	6,264
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	1,275	1,004
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	6,300	6,048
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,950	2,988
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,065
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,205	1,154
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/47	5,155	5,198
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	5/15/47	2,000	1,879
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	1,155	1,048
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/48	4,000	3,007
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,700	3,363
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/49	9,910	8,017
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,146
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/24	2,000	2,035
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	2,750	2,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	2,845	2,946
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/25	1,000	1,036
	Illinois GO	5.000%	2/1/26	3,885	4,026
	Illinois GO	5.000%	12/1/26	1,610	1,691
	Illinois GO	5.000%	10/1/27	3,340	3,548
	Illinois GO	5.000%	11/1/27	1,165	1,239
	Illinois GO	5.000%	2/1/28	10,000	10,534
	Illinois GO	4.000%	3/1/28	4,000	4,115
	Illinois GO	5.000%	11/1/28	1,180	1,256
	Illinois GO	5.000%	11/1/28	2,600	2,714
	Illinois GO	5.000%	5/1/29	6,125	6,191
	Illinois GO	5.000%	10/1/29	3,000	3,237
	Illinois GO	5.000%	10/1/29	2,880	3,150
	Illinois GO	5.000%	11/1/29	14,695	15,631
	Illinois GO	5.000%	7/1/30	4,815	5,315
	Illinois GO	5.000%	10/1/30	2,500	2,694
	Illinois GO	5.000%	7/1/31	7,045	7,851
	Illinois GO	5.000%	3/1/32	1,000	1,107
	Illinois GO	5.000%	7/1/32	7,620	8,552
[2]	Illinois GO	5.250%	2/1/33	6,200	6,252
	Illinois GO	5.000%	3/1/33	1,000	1,101
	Illinois GO	4.000%	6/1/33	1,575	1,567
	Illinois GO	5.000%	7/1/33	790	883
	Illinois GO	4.000%	12/1/33	9,000	9,053
[2]	Illinois GO	5.250%	2/1/34	3,125	3,150
	Illinois GO	5.000%	3/1/34	1,000	1,098
	Illinois GO	4.000%	6/1/34	1,780	1,770
	Illinois GO	5.000%	7/1/34	1,750	1,946
	Illinois GO	4.000%	10/1/34	1,000	1,014
	Illinois GO	4.000%	11/1/34	2,275	2,303
	Illinois GO	5.000%	4/1/35	1,100	1,100
	Illinois GO	5.000%	5/1/35	1,000	1,057
	Illinois GO	5.000%	7/1/35	19,605	21,623
	Illinois GO	5.000%	7/1/36	3,410	3,723
	Illinois GO	4.125%	10/1/36	4,500	4,539
	Illinois GO	5.000%	5/1/37	2,835	3,069
	Illinois GO	4.000%	7/1/37	8,010	7,951
	Illinois GO	4.000%	10/1/37	1,000	990
	Illinois GO	5.250%	5/1/38	1,985	2,169
	Illinois GO	4.000%	10/1/38	5,000	4,916
	Illinois GO	4.000%	3/1/39	1,550	1,520
	Illinois GO	5.250%	5/1/39	4,990	5,429
	Illinois GO	5.500%	5/1/39	1,500	1,639
	Illinois GO	4.000%	10/1/39	2,475	2,425
	Illinois GO	5.250%	5/1/40	5,805	6,288
	Illinois GO	3.000%	12/1/40	2,500	2,017
	Illinois GO	5.250%	5/1/41	6,850	7,395
	Illinois GO	4.000%	10/1/41	2,000	1,930
	Illinois GO	5.500%	3/1/42	3,000	3,303
	Illinois GO	5.250%	5/1/42	6,565	7,060
	Illinois GO	5.250%	5/1/43	4,425	4,750
	Illinois GO	5.125%	10/1/43	5,500	5,867
	Illinois GO	4.000%	11/1/44	1,000	946
	Illinois GO	5.750%	5/1/45	7,095	7,754
	Illinois GO	4.250%	10/1/45	4,250	4,166
	Illinois GO	5.500%	5/1/47	10,415	11,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Illinois Sales Tax Revenue	4.000%	6/15/35	1,300	1,312
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	9,500	9,773
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	8,710	9,002
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	2,995	3,285
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	4,075	4,530
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	5,000	5,274
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,405	6,958
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,480	7,136
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	2,190	2,113
[2]	Madison Bond Etc Counties Community Unit School District No. 5 Highland GO	5.500%	2/1/39	1,175	1,295
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	10,000	7,848
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/30	13,555	10,224
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	10,000	7,401
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	10,335	7,501
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	10,000	7,115
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	3,700	2,581
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	6,000	4,019
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	625	366
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	675	373
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	10,000	5,247
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	2,000	1,040
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/38	3,025	1,539
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	1,850	912
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/39	3,760	1,813
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,750	817
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	10,000	4,590
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	3,100	1,416
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,016
[12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	475	211
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	2,900	1,284
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	2,050	887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	5,000	5,158
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	10,000	3,911
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	16,275	15,158
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	31,725	28,900
[2]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	44,500	9,319
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.500%	6/15/53	3,615	3,691
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	32,885	33,359
[5]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	21,800	5,816
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/33	4,000	4,011
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	5,000	4,997
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	22,925	23,956
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/42	5,000	4,880
[1]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	2,810	3,120
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	1,000	1,072
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/38	1,445	1,536
[1,2]	Sangamon County School District No. 186 Springfield GO	5.500%	6/1/58	5,350	5,873
[5]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.500%	12/1/40	2,600	2,900
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	13,330	10,074
	Will County IL GO	4.000%	11/15/47	4,000	3,894
					1,107,885
Indiana (0.8%)
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/29	2,000	2,010
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.250%	2/1/34	2,650	2,669
	Gary Chicago International Airport Authority Port, Airport & Marina Revenue	5.000%	2/1/39	3,300	3,309
	Indiana Finance Authority Electric Power & Light Revenue PUT	0.950%	4/1/26	4,525	4,071
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,700	1,700
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	18,915	19,259
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	8,750	9,368
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/28	1,000	1,083
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/25	7,205	7,403
	Indiana Finance Authority Industrial Revenue	4.125%	12/1/26	1,190	1,180
[4]	Indiana Finance Authority Industrial Revenue	7.000%	3/1/39	11,800	8,950
	Indiana Finance Authority Industrial Revenue	6.750%	5/1/39	2,000	2,260
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	1,060	1,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	3,940	4,007
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	4.050%	9/1/23	4,000	3,999
[1]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/42	500	531
[1]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/44	600	633
[1]	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/45	625	659
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/31	1,175	1,266
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.500%	1/1/53	5,000	5,542
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/32	4,500	4,515
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.000%	1/1/35	1,100	1,209
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/36	1,450	1,617
	Indianapolis Local Public Improvement Bond Bank Port, Airport & Marina Revenue	5.250%	1/1/37	1,380	1,525
	Valparaiso IN Industrial Revenue (Pratt Paper LLC Project)	6.750%	1/1/34	2,550	2,580
	Whiting Industrial Revenue PUT	4.400%	6/10/31	22,250	22,677
					115,101
Iowa (0.3%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,725	3,708
[4]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	8.250%	1/1/52	5,000	4,574
[10]	Iowa Finance Authority Industrial Revenue PUT	1.500%	4/1/24	6,250	6,106
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	6,250	6,126
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/40	2,500	2,569
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,380	2,983
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,700	4,870
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.000%	6/1/65	15,000	1,731
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	1,610	1,719
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	3,300	3,524
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/26	2,000	2,136
					40,046
Kansas (0.3%)
[4,12]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	6,000	6,161
[4,12]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	3,500	3,594
[2]	Ellis County Unified School District No. 489 Hays GO	5.000%	9/1/47	1,505	1,609
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,500	1,457
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	2,000	1,844

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,150	830
[4]	Overland Park KS Sales Tax Revenue (Bluhawk Star Bond Project)	6.000%	11/15/34	1,420	1,464
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	13,415	14,026
	Wichita KS GO	5.000%	12/1/39	1,305	1,322
	Wichita KS Health, Hospital, Nursing Home Revenue	6.375%	5/15/43	7,000	6,071
	Wichita KS Health, Hospital, Nursing Home Revenue	6.500%	5/15/48	6,500	5,559
	Wichita KS Health, Hospital, Nursing Home Revenue, Prere.	7.375%	12/15/23	5,000	5,066
	Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.500%	6/1/40	1,855	1,708
					50,711
Kentucky (1.2%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,010	1,038
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.750%	9/1/26	12,250	11,231
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	3.700%	1/1/32	13,125	12,791
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	6,750	6,508
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.450%	1/1/42	8,500	8,185
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	17,000	16,156
[4]	Henderson KY Industrial Revenue (Pratt Paper LLC Project)	4.700%	1/1/52	5,000	4,752
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	5,000	5,041
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	9,550	9,823
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	2,950	3,015
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/31	1,695	1,794
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/32	1,800	1,906
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/33	1,160	1,230
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/25	2,565	2,560
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	585	585
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	18,020	18,015
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	18,975	18,886
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	12,485	12,455
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	11,225	11,199
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	5,470	5,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/30	16,315	15,995
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.400%	7/1/33	3,065	3,524
[10]	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.600%	7/1/39	3,000	3,431
[1]	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	1,475	1,595
[1]	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/41	1,715	1,846
[1]	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/42	1,000	1,072
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	4.000%	10/1/40	1,000	962
					181,013
Louisiana (0.9%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/39	2,800	2,488
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/42	4,000	4,100
[2]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/47	4,100	4,189
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.500%	6/15/38	1,000	991
[4]	Jefferson Parish Economic Development & Port District Charter School Aid Revenue	5.625%	6/15/48	4,490	4,296
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	3,250	3,277
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/37	385	429
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/38	250	276
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/39	275	302
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/48	4,055	4,336
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,815	1,957
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,265	2,426
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	10,000	10,118
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	5/15/40	100	100
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,310	10,714
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,500	8,619
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,160
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	3,200	2,911
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	105	109
[2]	Louisiana Public Facilities Authority Lease Revenue, Prere.	5.000%	6/1/25	3,500	3,609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Louisiana Public Facilities Authority Revenue	6.500%	7/1/36	21,880	21,902
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/28	750	781
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/29	750	781
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/30	860	896
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/31	595	619
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/32	500	521
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/33	750	780
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	2,725	2,761
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/34	500	520
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/35	2,025	2,048
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/43	2,250	2,283
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	5,000	5,050
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/43	10,140	10,367
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/45	2,655	2,710
[2]	Port New Orleans Board of Commissioners Port, Airport & Marina Revenue	5.000%	4/1/48	3,500	3,610
[5]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/30	1,000	1,069
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,660	1,630
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	2,140	2,029
	St. John Parish the Baptist LA Industrial Revenue PUT	4.050%	7/1/26	3,970	3,944
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/35	500	501
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/36	1,045	1,036
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health Systeam Project)	4.000%	2/1/42	1,065	972
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/38	775	747
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	4.000%	2/1/41	615	571
					138,535
Maine (0.5%)
[4]	Finance Authority of Maine Industrial Revenue	8.000%	12/1/51	13,000	8,529
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/31	775	789
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/32	545	554
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/34	750	761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/35	900	946
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/37	2,105	2,105
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	2,000	1,859
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,380
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,426
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,335
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	4,500	4,259
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,750	7,098
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,000	3,095
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	10,250	9,585
	University of Maine College & University Revenue	5.500%	3/1/52	4,475	4,959
	University of Maine College & University Revenue	5.500%	3/1/57	5,850	6,486
	University of Maine College & University Revenue	5.500%	3/1/62	7,635	8,465
					69,631
Maryland (1.3%)
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,031
	Anne Arundel County Consolidated Special Taxing District Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,151
	Baltimore MD Appropriations Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,257
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.500%	6/1/39	650	541
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.700%	6/1/39	200	167
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.625%	6/1/46	1,750	1,409
[4]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.875%	6/1/46	750	606
[4]	Frederick County MD College & University Revenue	5.000%	9/1/45	2,100	1,904
[4]	Frederick County MD Tax Allocation Revenue	4.625%	7/1/43	5,200	5,026
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,295	1,267
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,730	1,545
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	1,715	1,532
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/44	1,250	1,029
	Howard County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/46	7,205	5,830

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.000%	2/15/28	500	491
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.125%	2/15/34	1,000	953
[4]	Howard County MD Special Obligation Revenue (Downtown Columbia Project)	4.375%	2/15/39	1,000	943
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/34	5,000	4,620
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	3,725	3,695
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	1,370	1,315
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.000%	9/1/51	3,490	3,354
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	2,930	3,015
[1]	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.750%	9/1/54	2,385	2,564
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/34	1,000	1,097
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/35	1,000	1,089
	Maryland Department of Transportation Port, Airport & Marina Revenue	5.000%	8/1/36	1,000	1,079
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/37	1,350	1,337
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/38	1,300	1,282
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/39	1,800	1,765
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/40	1,500	1,463
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/41	1,600	1,550
	Maryland Department of Transportation Port, Airport & Marina Revenue	4.000%	8/1/51	8,000	7,401
	Maryland Economic Development Corp. Industrial Revenue PUT	4.100%	4/3/28	2,690	2,736
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/25	200	202
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/26	175	178
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/27	145	148
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/28	175	178
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/29	190	193
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/30	325	330
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/31	375	380
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Towson University Project)	5.000%	7/1/32	325	329

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/39	1,100	1,014
Maryland Economic Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/44	1,000	878
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/40	6,005	5,371
Maryland Economic Development Corp. Tax Allocation Revenue (Port Convington Project)	4.000%	9/1/50	7,620	6,387
Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/37	2,600	2,747
Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/37	2,700	2,844
Maryland Economic Development Corp. Transit Revenue	5.000%	6/30/38	3,000	3,151
Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/38	2,350	2,468
Maryland Economic Development Corp. Transit Revenue	5.000%	12/31/42	2,415	2,485
Maryland Economic Development Corp. Transit Revenue (Green Bond)	5.000%	12/31/39	4,125	4,313
Maryland Economic Development Corp. Transit Revenue (Green Bond)	5.000%	6/30/42	3,120	3,210
Maryland Health & Higher Educational Facilities Authority College & University Revenue	4.000%	6/1/42	2,500	2,321
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/51	1,000	876
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Stevenson University Project)	4.000%	6/1/55	1,250	1,075
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,100	1,100
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	545	566
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/36	5,030	5,218
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,250	1,233
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	250	229
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	930	891
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,500	1,418
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,710	1,781
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	2,420	2,285
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	1,500	1,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/53	3,360	3,554
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/25	2,035	2,108
[4,9]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	4.520%	7/1/41	15,540	15,540
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,115	6,643
	Maryland State Transportation Authority Port, Airport & Marina Revenue	4.000%	6/1/34	6,760	6,791
[14]	Montgomery County Housing Opportunites Commission Local or Guaranteed Housing Revenue	2.950%	7/1/55	2,000	1,409
	Prince George's County MD COP	5.000%	10/1/48	15,000	15,709
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/37	9,000	8,119
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.250%	4/1/47	6,030	5,005
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/42	1,500	1,298
	Rockville MD Health, Hospital, Nursing Home Revenue (Ingleside at King Farm Project)	5.000%	11/1/47	5,120	4,292
					194,694
Massachusetts (2.1%)
	Ashland MA GO	3.000%	8/1/47	4,000	3,208
	Ashland MA GO	3.000%	8/1/52	3,500	2,695
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,000	2,806
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	1,620	1,493
	Commonwealth of Massachusetts GO	3.000%	2/1/38	10,000	8,962
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,500	4,412
	Commonwealth of Massachusetts GO	5.000%	11/1/52	10,000	10,889
	Lowell MA GO	2.000%	9/1/40	1,460	1,038
	Lowell MA GO	2.000%	9/1/41	1,440	995
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	7,625	8,143
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,000	2,097
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	6,060	6,416
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	14,070	14,824
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	8,395	8,068
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	5,630	6,279
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,250	2,085
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	2,000	2,259
[1]	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	597
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	5,000	5,623
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	7,000	7,028

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	1,750	1,533
[1]	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	2,350	2,331
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	3,000	3,100
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	2,000	1,820
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/49	1,000	1,043
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	1,000	813
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	1,750	1,365
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	1,500	1,229
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/52	2,500	2,486
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	787
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	5,000	5,196
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	950	932
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	974
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,050	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,100	1,054
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,150	1,089
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,830	1,899
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,181
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	5,000	5,172
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,175	1,063
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,750	2,820
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	215	210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,825	1,596
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	500	459
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	500	478
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,000	3,803
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,295	1,914
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	6,280	6,104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	1,085	986

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	500	436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	600	589
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	520	492
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,000	864
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,000	3,217
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	1,500	1,347
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/48	1,505	1,590
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	11,760	11,253
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	5,850	6,127
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	14,860	12,942
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/28	1,000	1,009
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	1,000	1,006
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/41	1,685	1,669
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/43	8,170	7,614
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	6,000	5,502
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	3,000	2,695
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,645	1,688
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,000	1,019
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	565	533
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	1,255	1,110
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	1,020	826
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/27	1,600	1,669
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	2,500	2,628
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/28	1,250	1,317
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/29	1,400	1,489
	Massachusetts Educational Financing Authority Student Loan Revenue	5.000%	7/1/30	1,425	1,532
	Massachusetts Educational Financing Authority Student Loan Revenue	2.625%	7/1/36	240	231
	Massachusetts Educational Financing Authority Student Loan Revenue	2.000%	7/1/37	4,000	3,377
	Massachusetts Educational Financing Authority Student Loan Revenue	3.625%	7/1/38	10,825	9,931
	Massachusetts Educational Financing Authority Student Loan Revenue AMT	5.000%	7/1/28	3,675	3,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Educational Financing Authority Student Loan Revenue AMT	5.000%	7/1/29	2,650	2,819
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/36	965	846
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	1,875	1,795
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	600	665
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	720	796
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	5,000	5,365
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	760	826
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,600	2,806
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	7,500	7,737
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/25	1,000	1,021
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/26	1,000	1,038
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/27	1,030	1,083
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/31	1,250	1,346
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/33	1,000	1,075
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/34	2,750	2,951
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/35	1,350	1,442
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/36	1,125	1,192
	Massachusetts Port Authority Port, Airport & Marina Revenue (Bosfuel Project)	5.000%	7/1/37	1,215	1,278
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	15,000	15,925
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	7,000	7,398
					308,481
Michigan (1.9%)
[2]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/48	10,000	10,031
	Detroit MI GO	6.000%	5/1/43	1,000	1,115
	Detroit MI GO	5.500%	4/1/45	250	260
	Detroit MI GO	5.500%	4/1/50	250	258
[5]	Genesee County MI GO	5.250%	2/1/40	12,330	12,626
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/40	1,125	1,204
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/41	1,150	1,227
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/46	2,250	2,372
	Gerald R Ford International Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	3,625	3,802
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	6,000	6,286
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,000	1,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/45	1,750	1,845
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	3,015	3,085
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,000	1,048
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/49	1,750	1,829
	Grosse Pointe Public School System GO	5.000%	5/1/34	1,435	1,603
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/31	3,030	3,042
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,330	3,337
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	4,720	4,729
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	4,830	4,768
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	20	20
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	31
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/15/26	30	31
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	3,250	3,254
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,000	913
[2,15]	Lincoln Consolidated School District GO	5.000%	5/1/40	1,250	1,281
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/27	875	917
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/30	1,080	1,129
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/31	1,010	1,054
[15]	Marysville Public Schools District GO	5.000%	5/1/37	2,135	2,222
	Michigan Finance Authority College & University Revenue	4.000%	2/1/42	745	616
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	4.000%	5/1/31	1,250	1,100
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/36	2,340	2,099
	Michigan Finance Authority College & University Revenue (Aquinas College Project)	5.000%	5/1/46	2,000	1,667
	Michigan Finance Authority College & University Revenue (Kalamazoo College Project)	5.000%	12/1/43	6,390	6,594
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	2,500	2,717
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	2,340	2,393
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	4,670	4,765
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	4,025	4,113
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,200	2,256
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	2,515	2,566
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,145	2,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,361
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	1,944
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,750	2,786
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	3,025	3,065
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	115	117
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,650	2,690
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	11,005	11,610
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	5,000	4,993
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/33	3,000	3,033
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/34	3,670	3,708
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/36	2,000	2,007
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/40	18,925	19,785
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	2,500	2,264
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	5,770	6,292
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	12/1/48	870	863
	Michigan Strategic Fund Appropriations Revenue (AMT-I-75 Improvement Project)	5.000%	6/30/48	4,750	4,779
[2]	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	4.250%	12/31/38	10,000	9,718
	Michigan Strategic Fund Appropriations Revenue (I-75 Improvement Project)	5.000%	12/31/43	13,565	13,671
	Michigan Strategic Fund Electric Power & Light Revenue (DTE Electric Company Exempt Facilities Project) PUT AMT	3.875%	6/3/30	15,000	14,943
	Michigan Strategic Fund Industrial Revenue PUT	4.000%	10/1/26	5,000	4,969
	Michigan Strategic Fund Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	3,400	3,285
	Novi Community School District GO	5.000%	5/1/38	1,905	2,056
	Oakland University College & University Revenue	5.000%	3/1/41	5,000	5,078
	Oakland University College & University Revenue	5.000%	3/1/47	9,035	9,140
[15]	Rockford Public Schools GO	5.000%	5/1/37	1,240	1,291
[15]	Rockford Public Schools GO	5.000%	5/1/38	1,025	1,066
[15]	Rockford Public Schools GO	5.000%	5/1/39	1,025	1,066
[15]	Rockford Public Schools GO	5.000%	5/1/40	1,025	1,061
[15]	Rockford Public Schools GO	5.000%	5/1/41	1,025	1,060
[15]	Romeo Community School District GO	5.000%	5/1/37	1,825	1,890
[15]	Romeo Community School District GO	5.000%	5/1/41	2,000	2,058
	Summit Academy North Charter School Aid Revenue	2.250%	11/1/26	1,085	995
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/31	1,565	1,437
	Summit Academy North Charter School Aid Revenue	4.000%	11/1/41	3,000	2,455
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/28	1,905	2,009

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/29	1,980	2,085
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/30	1,800	1,893
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/31	2,455	2,579
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/32	2,160	2,268
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/34	5,000	5,115
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/38	4,000	4,054
Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/39	1,700	1,704
				280,930
Minnesota (0.7%)
Anoka MN Health, Hospital, Nursing Home Revenue	5.375%	11/1/34	1,135	1,077
Anoka MN Health, Hospital, Nursing Home Revenue	5.500%	11/1/46	2,980	2,684
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/32	500	531
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	625	663
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/34	600	584
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/35	500	481
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/37	425	393
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/38	450	408
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/15/39	300	269
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,305	1,018
Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	11,665	12,020
Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/51	1,400	1,034
Independence MN Charter School Aid Revenue (Global Academy Project)	4.000%	7/1/56	1,080	775
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,043
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	1,000	1,043
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	850	888
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/31	500	521
Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	500	519
Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/28	8,715	9,374
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	415	431
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	5,630	5,939
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	200	208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/32	225	234
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/33	225	234
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	250	260
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/34	1,345	1,481
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/35	230	239
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/36	250	258
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/37	300	309
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/41	750	764
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.250%	1/1/47	4,150	4,424
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/36	1,175	1,195
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/38	850	860
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/40	625	630
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/47	4,600	4,813
	Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/52	8,500	8,843
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	1,770	1,756
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	971	950
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	1/1/52	1,205	884
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	7/1/53	2,250	2,416
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	11,565	11,538
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/33	1,380	1,453
	Minnesota Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/36	880	923
	Scott County MN GO	3.000%	12/1/32	1,775	1,768
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,169
	St. Francis Independent School District No. 15 GO	4.000%	2/1/33	410	410
	St. Francis Independent School District No. 15 GO	4.000%	2/1/34	325	325
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/38	700	667
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/48	2,285	2,065
[4]	St. Paul Minnesota Housing & Redevelopment Authority Charter School Aid Revenue (Metro Deaf School Project)	5.000%	6/15/53	1,615	1,437
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	200	200
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/24	200	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/25	200	195
	Wayzata MN Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	250	240
					99,041
Mississippi (0.1%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,165	4,206
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,450	2,468
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,016
[4]	Mississippi Development Bank Health, Hospital, Nursing Home Revenue	4.000%	10/1/41	2,500	2,091
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	1,000	1,042
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,000	1,036
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest General Hospital Project)	5.000%	1/1/35	2,000	2,147
					15,006
Missouri (1.5%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,050	2,937
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	110	113
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/36	2,690	2,738
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	1,820	1,777
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	3,160	3,065
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,400	3,281
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,036
	Conley Road Transportation Development District Sales Tax Revenue	4.250%	5/1/33	460	439
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,105	1,112
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/31	1,330	1,426
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/32	1,475	1,581
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/34	2,155	2,148
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/35	1,485	1,481
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/36	3,000	2,979
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/37	4,155	4,101
	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/39	1,000	970
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/46	8,000	8,203
[2]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/49	5,865	6,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/54	15,000	15,284
[2]	Kansas City IDA Intergovernmental Agreement Revenue	4.000%	3/1/57	6,900	6,372
[2]	Kansas City IDA Intergovernmental Agreement Revenue	5.000%	3/1/57	5,000	5,138
	Kansas City IDA Intergovernmental Agreement Revenue AMT	4.000%	3/1/50	1,935	1,782
	Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,660	4,953
	Lees Summit IDA Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,425	1,394
[4]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	4.000%	11/1/27	1,330	1,268
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/47	4,000	4,192
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/40	1,410	1,415
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,008
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	1,835	1,866
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,290	2,333
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	1,065	1,060
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,540
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,691
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/49	1,530	1,426
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,065	919
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/52	12,500	11,388
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/53	7,310	5,227
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	25,000	23,110
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	12,610	11,647
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.500%	11/1/50	940	919
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Green Bonds)	5.250%	12/1/43	1,030	1,110
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/32	9,015	9,177
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/33	17,460	17,856
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	3.375%	12/1/31	2,100	2,035
	Poplar Bluff Regional Transportation Development District Sales Tax Appropriations Revenue	4.000%	12/1/37	2,700	2,635
[4]	Shrewsbury MO Tax Increment/ Allocation Revenue (Kenrick Plaza Redevelopment Project)	4.000%	5/1/36	4,610	4,380
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,000	1,892
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.125%	12/1/45	4,250	3,839

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	3,000	2,508
[4]	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.250%	5/15/53	10,000	7,800
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	4.000%	11/15/36	1,400	1,259
	St. Louis County IDA Health, Hospital, Nursing Home Revenue (Jordan Project)	5.000%	11/15/41	1,000	984
	St. Louis Missouri IDA Lease (Appropriation) Revenue (BallparK Village Development Project)	3.875%	11/15/29	1,230	1,067
	St. Louis Missouri IDA Tax Allocation Revenue (St. Louis Innovation District Project)	4.375%	5/15/36	3,000	2,827
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,450	1,526
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,570	1,649
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/33	1,000	1,050
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,044
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/36	1,000	1,039
[2]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/37	1,000	1,034
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/27	1,155	994
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/28	1,405	1,165
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	921
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/30	1,400	1,073
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/27	1,000	861
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/28	1,215	1,008
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	798
[4,7]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/30	1,215	932
					229,820
Montana (0.0%)
	Montana Board of Housing Local or Guaranteed Housing Revenue (South Forty Apartments Project) PUT	5.000%	5/1/25	2,444	2,479
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	657
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,450	1,452
	Montana State Board of Regents College & University Revenue	3.000%	11/15/34	1,000	948
					5,536
Multiple States (0.1%)
[16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.304%	5/15/27	4,515	4,204
[4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.150%	1/15/36	4,680	4,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,16]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/35	9,711	8,223
					16,548
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/33	3,970	4,277
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/37	475	496
	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	22,060	22,040
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	10/1/29	7,655	7,938
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	4,020	4,094
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	4.000%	11/15/50	1,000	944
[9]	Douglas County NE College & University Revenue, SIFMA Municipal Swap Index Yield + 0.530%	4.510%	7/1/35	4,415	4,349
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/32	2,010	2,061
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	4.000%	4/1/33	1,785	1,830
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/41	7,275	7,435
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/41	3,690	3,760
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/29	3,065	3,119
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	10,500	10,601
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	10,460	9,761
					82,705
Nevada (0.2%)
	Clark County NV GO	5.000%	5/1/48	3,580	3,763
[5]	Clark County School District GO	3.000%	6/15/41	3,470	2,833
	Clark NV Electric Power & Light Revenue PUT (Nevada Power Co. Project)	3.750%	3/31/26	885	888
	Henderson Local Improvement Districts Special Assessment Revenue	4.000%	9/1/51	500	392
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	2,000	2,096
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,000	1,908
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.000%	6/1/40	450	397
	Las Vegas NV Special Improvement District No. 611 Special Assessment Revenue	4.125%	6/1/50	2,280	1,912
	Las Vegas NV Special Improvement District No. 815 Special Assessment Revenue	5.000%	12/1/49	995	943
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.000%	6/1/41	650	473
	Las Vegas NV Special Improvement District No. 816 Special Assessment Revenue	3.125%	6/1/51	1,425	918
	North Las Vegas NV Special Assessment Revenue	4.250%	6/1/34	555	532
	North Las Vegas NV Special Assessment Revenue	4.500%	6/1/39	740	703
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/43	745	699
[4]	North Las Vegas NV Special Assessment Revenue	5.750%	6/1/47	1,600	1,580
	North Las Vegas NV Special Assessment Revenue	4.625%	6/1/49	1,175	1,076
[4]	North Las Vegas NV Special Assessment Revenue	6.000%	6/1/52	1,800	1,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Reno NV Sales Tax Revenue	0.000%	7/1/58	19,500	2,532
	Tahoe-Douglas Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/51	3,250	3,154
					28,610
New Hampshire (0.5%)
	National Finance Authority	3.875%	1/20/38	9,000	8,384
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/37	1,700	1,856
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,500	2,681
	New Hampshire Business Finance Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/42	2,250	2,408
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,300	1,310
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,245	1,221
[2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,355	1,316
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	670	507
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	7,000	6,520
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.625%	7/1/46	1,000	901
[4]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue (Vista Project)	5.750%	7/1/54	2,000	1,789
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/34	14,416	14,117
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	4,000	3,931
	New Hampshire Business Finance Authority Resource Recovery Revenue PUT	2.150%	7/1/24	1,850	1,818
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, Prere.	5.000%	1/1/24	3,750	3,775
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/38	2,390	2,394
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/43	14,340	13,407
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	493
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,143
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,154
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,050	800
					72,799
New Jersey (4.4%)
	Atlantic City NJ GO	5.000%	12/1/24	620	619
	Atlantic City NJ GO	5.000%	12/1/25	1,135	1,130
	Atlantic City NJ GO	5.000%	12/1/26	365	362
	Atlantic City NJ GO	5.000%	12/1/29	125	123
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	2,000	2,102
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,007
	Industrial Pollution Control Financing Authority of Gloucester County Resource Recovery Revenue, ETM	5.000%	12/1/24	4,155	4,184
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	5,000	5,317
[12]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	5,000	5,424
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	7,180	7,741
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	2,000	2,102
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	275	276
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	1,770	1,771
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	415	413
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	655	650
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,580	1,538
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,256
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,275	1,327
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,495	2,379
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	4,290	4,572
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	5,185	5,526
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,000	1,053
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	1,650	1,586
[4,10]	New Jersey Economic Development Authority Appropriations Revenue TOB VRDO	4.060%	8/7/23	23,040	23,040
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,365	2,458
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	3,000	3,244
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/39	2,120	2,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/49	2,140	1,952
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	5,385	5,637
	New Jersey Economic Development Authority Dedicated Appropriations Revenue, Prere.	5.000%	12/15/28	3,180	3,535
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	3,800	3,576
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.125%	1/1/39	2,000	1,899
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	2,000	1,865
	New Jersey Economic Development Authority Industrial Revenue	5.375%	1/1/43	4,925	4,936
[1]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,000	1,094
[1]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,102
[1]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	1,000	1,083
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	5,135
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	4,665	5,042
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,870	1,903
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	8,955	9,325
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	500	500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	1,000	970
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	1,150	1,068
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	500	491
[4]	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/40	3,000	2,153
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/41	2,870	2,363
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	3,500	3,221
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	7,000	6,231
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/50	1,175	1,071
	New Jersey Economic Development Authority Port, Airport & Marina Revenue	5.000%	10/1/37	18,200	18,694
	New Jersey Economic Development Authority Water Revenue	4.000%	8/1/59	4,200	3,712
	New Jersey Economic Development Authority Water Revenue	5.000%	8/1/59	3,750	3,846
	New Jersey Economic Development Authority Water Revenue PUT AMT	3.750%	6/1/28	5,000	4,976
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,110
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,000	3,109

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	2,080	2,157
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/46	4,100	3,654
New Jersey GO	2.000%	6/1/33	6,175	5,192
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,057
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,000	3,148
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,000	3,116
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,000	3,082
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	7,720	8,104
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,240	13,863
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,000	4,772
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,600	2,692
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/27	2,870	3,000
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/28	1,205	1,171
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/28	1,405	1,478
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/29	1,335	1,297
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/30	6,060	5,681
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.250%	12/1/30	1,470	1,393
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/31	6,685	6,267
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.500%	12/1/31	2,545	2,438
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/33	7,580	7,106
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	3.000%	12/1/34	7,275	6,828
New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.500%	12/1/40	4,600	3,853
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	5,535	5,407
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	3,960	4,087
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	7,025	6,020
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	10,550	11,057
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	6,375	6,691
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	1,000	1,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,385	2,465
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,000	7,186
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	8,000	8,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,625	8,222
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,920	2,056
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	10,165	10,813
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	6,500	7,121
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,700	3,111
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	4,595	4,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	6,165	6,154
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	4,855	4,902
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	8,285	8,211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,160	2,135
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	950	1,009
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	5,285	5,206
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,095	970
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,000	3,934
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	4,000	4,022
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	3,790	3,824
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.125%	6/15/39	1,630	1,634
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/35	2,500	2,805
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,500	1,687
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	1,000	991
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	3,000	2,942
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	5,500	5,817
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,125	15,585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	2,500	2,611
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	23,120	21,865
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/30	4,850	5,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,790	3,803
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	500	541
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,995
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	1,500	1,497
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	2,000	1,970
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,265	8,632
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,000	13,597
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	7,500	7,954
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,792
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	7,250	7,323
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,250	809
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	5,000	2,586
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	14,875	7,299
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	15,530	15,925
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	10,000	11,191
[2]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,160
[2]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	3,190	3,662
	Salem County Pollution Control Financing Authority Industrial Revenue (Chambers Project), ETM	5.000%	12/1/23	4,210	4,229
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,150	1,194
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/35	1,250	1,294
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/37	1,370	1,400
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,550	11,967
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	1,500	1,521
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	25,110	23,282
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,300	1,373
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	8,660	8,853
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	20,000	19,998
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	8,340	8,652
					661,862
New Mexico (0.3%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/48	1,795	1,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	47,720	48,817
					50,484
New York (10.9%)
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,000	4,121
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	3,810	3,919
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	12,120	12,120
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	1,000	642
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	1,000	842
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	1,700	1,675
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	1,750	1,712
[4]	Build NYC Resource Corp. Charter School Aid Revenue	5.750%	6/1/62	2,250	2,261
[4]	Build NYC Resource Corp. Charter School Aid Revenue (New World Preparatory Charter school Project)	4.000%	6/15/56	1,140	811
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Social Bond)	5.750%	6/1/52	1,625	1,641
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.250%	6/15/43	525	517
[4]	Build NYC Resource Corp. Charter School Aid Revenue (Unity Preparatory Charter school of Brooklyn Project)	5.500%	6/15/63	2,750	2,651
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,097
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,493
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,380	1,412
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	7,070	7,151
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	9,100	9,125
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	1,215	1,061
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/52	6,125	6,359
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/33	955	984
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/35	850	873
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/36	670	685
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,500	1,505

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Jefferson County Industrial Development Agency Industrial Revenue	5.250%	1/1/24	6,280	2,512
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,500	1,550
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	1,590	1,474
	Long Island Power Authority Revenue	3.900%	12/1/29	5,000	4,956
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	7,000	7,298
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,250	1,265
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,215	1,286
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,058
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	5,625	6,031
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,072
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,100	2,236
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,085
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,097
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	3,950	4,094
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	2,000	2,129
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	2,900	2,913
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,415	1,450
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,410	3,755
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	400	407
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	10,000	10,375
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	14,360	15,274
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,880	3,063
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,695	4,058
[5]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	8,470	9,059
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	2,140	2,123
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/36	9,225	9,286
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	6,875	7,038
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	5,130	4,933
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	7,365	7,059
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	8,500	8,913
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	4,000	3,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	1,925	1,821
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,760	3,556
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	5,650	5,751
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	5,250	5,411
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,500	9,769
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	1,500	1,385
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	805	833
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	3,570	3,273
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/54	13,000	12,553
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	7,000	7,074
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	5,500	5,580
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	32,500	32,971
[2,9]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.101%	11/1/32	1,750	1,751
[2,9]	Metropolitan Transportation Authority Transit Revenue, 67% of SOFR + 0.550%	4.108%	11/1/32	1,245	1,246
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,250	2,262
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/23	2,500	2,514
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,150	1,193
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,740	1,630
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	3,010	2,789
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	11,165	9,707
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/50	5,000	3,473
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	10,000	10,000
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,500	1,522
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/36	1,000	1,112
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/37	1,130	1,242
	New York & New Jersey Port Authority Port, Airport & Marina Revenue	5.000%	1/15/38	1,750	1,902
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	1,110	1,081
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	385	368
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	6,500	5,993
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	325	303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/27	5,000	4,995
[2]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	625	538
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	3,000	2,403
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,500	2,126
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	8,250	6,160
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,270	5,234
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	9,126
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	4,000	3,240
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	11,750	12,450
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	4,000	3,991
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	2,400	2,386
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	3,500	3,056
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,075	2,356
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	3,450	2,644
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	2,400	2,563
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	13,575	14,555
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	10,985	12,223
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,000	2,084
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	8,000	8,196
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,000	5,492
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	5,000	5,442
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	9,525	8,008
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	9,000	7,017
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	15,020	16,327
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,135	4,250
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,503
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,119
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,000	3,031
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	10,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,480	2,510
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	7,740	8,265
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,115	2,266
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,935	5,282
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,545	3,792
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	15,000	15,740
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,850	3,114
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	5,815	6,342
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	1,685	1,315
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	6,280	6,146
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	5,000	4,860
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	13,500	13,122
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	5,000	5,368
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	4,825	5,173
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,596
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	4,965	5,085
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	5,000	2,160
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/45	5,000	1,620
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/49	3,740	1,043
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	4,265	3,427
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	3,925	3,023
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	5,730	4,354
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,665	1,302
[4]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/34	6,705	6,716
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	5,135	5,881
[4]	New York Liberty Development Corp. Industrial Revenue	5.000%	11/15/44	29,025	28,427
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	6,855	6,258
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	7,620	6,916
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	27,520	24,958

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,480	1,188
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	8,970	6,674
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	7,500	5,758
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	32,820	23,925
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/51	4,865	3,724
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,855	7,204
[5]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	9,500	7,001
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	6,925	7,916
	New York Mortgage Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	5,156
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.000%	4/1/50	2,865	2,740
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,255	1,224
	New York NY GO	3.000%	3/1/41	10,000	8,377
	New York NY GO	4.000%	4/1/42	3,500	3,477
	New York NY GO	4.000%	4/1/50	4,500	4,360
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,000	1,029
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	14,370	14,748
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	200	192
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	200	179
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	3,775	3,888
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,250	2,644
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	3,526
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,172
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,000	1,820
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	725	714
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,000	1,790
[4]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,800	1,801
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	4,540	4,589
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	3,265	3,297
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,900	1,915
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,815	3,491
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,000	1,899
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	8,400	7,873

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,444
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	15,000	15,738
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	2,665	2,463
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,405	6,711
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,120	5,630
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	4,175	4,197
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,256
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	11,745	12,584
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	12,470	10,367
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	10,000	7,775
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	25	26
[5]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	7,145	7,744
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,250	1,265
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/41	3,995	3,964
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/42	2,890	2,403
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/40	2,039	1,734
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,602	1,338
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	15,000	16,027
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	7,000	7,443
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	5,035	5,376
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	10,000	10,648
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	6,560	6,955
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
	New York State Environmental Facilities Corp. Resource Recovery Revenue PUT	2.750%	9/2/25	3,000	2,884
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/44	7,985	8,627
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,050
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/56	3,125	2,130
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/29	7,500	7,505
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,750	3,747

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Thruway Authority Highway Revenue	3.000%	1/1/48	4,125	3,112
New York State Thruway Authority Highway Revenue	4.000%	1/1/49	4,995	4,828
New York State Thruway Authority Highway Revenue	4.000%	1/1/50	13,750	13,177
New York State Thruway Authority Highway Revenue	3.000%	1/1/51	10,250	7,491
New York State Thruway Authority Highway Revenue	5.000%	1/1/51	6,800	6,935
New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,275	5,027
New York State Thruway Authority Highway Revenue	5.250%	1/1/56	15,000	15,471
New York State Thruway Authority Income Tax Revenue	4.125%	3/15/56	6,195	6,058
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	3,000	3,003
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/49	12,875	10,123
New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	5,095	3,938
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,271
New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,805	7,366
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	3,035	2,587
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	11,965	10,199
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,640	2,814
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	5,000	5,264
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,000	3,266
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	10,000	10,630
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	1,000	775
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	6,000	5,115
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	9,130	7,059
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	2,000	1,372
New York Transportation Development Corp. Airport Port, Airport & Marina Revenue	4.000%	12/1/42	3,280	3,148
New York Transportation Development Corp. Industrial Port, Airport & Marina Revenue	5.000%	12/1/38	4,440	4,727
New York Transportation Development Corp. Industrial Revenue	2.250%	8/1/26	2,880	2,771
New York Transportation Development Corp. Industrial Revenue	5.250%	8/1/31	3,940	4,085
New York Transportation Development Corp. Industrial Revenue	2.500%	10/31/31	1,250	1,042
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/33	8,610	8,904
New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/34	5,000	5,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/34	1,115	1,099
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/35	10,100	10,569
	New York Transportation Development Corp. Industrial Revenue	4.000%	1/1/36	5,000	4,876
	New York Transportation Development Corp. Industrial Revenue	5.000%	1/1/36	9,000	9,220
	New York Transportation Development Corp. Industrial Revenue	5.375%	8/1/36	4,000	4,048
	New York Transportation Development Corp. Industrial Revenue	5.000%	10/1/40	10,000	10,266
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/41	4,880	4,441
[2]	New York Transportation Development Corp. Industrial Revenue	4.000%	12/1/42	1,025	977
	New York Transportation Development Corp. Industrial Revenue	4.375%	10/1/45	7,670	7,421
	New York Transportation Development Corp. Industrial Revenue	4.000%	10/31/46	775	679
	New York Transportation Development Corp. Industrial Revenue	4.000%	4/30/53	16,070	13,616
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/26	490	508
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/27	700	734
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/28	700	741
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/29	650	695
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	500	539
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	800	863
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/31	10,000	10,875
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	1,000	1,077
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/32	5,155	5,641
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	850	914
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/33	6,305	6,890
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	800	857
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/34	6,000	6,522
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/35	4,945	5,324
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	5,500	5,861
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	750	785
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/37	7,500	7,926
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/38	560	542
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	3,945	4,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/39	300	289
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/39	3,000	3,144
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/40	1,720	1,667
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/40	2,500	2,609
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	7/1/41	2,060	1,965
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	500	473
[2]	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/41	1,955	1,881
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/41	2,000	2,080
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	500	469
	New York Transportation Development Corp. Port, Airport & Marina Revenue	4.000%	12/1/42	2,500	2,343
	New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/42	2,500	2,589
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/52	4,455	3,241
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	3,870
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/28	50	53
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/15/29	290	308
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/29	8,555	8,214
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	10/1/30	13,990	13,344
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	2,740	2,976
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/1/35	2,400	2,469
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	1,625	1,660
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,250	3,280
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	2,000	2,016
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5,000	4,950
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	1,000	975
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/42	5,000	5,167
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	7,780	7,959
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/47	5,000	5,380
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.500%	8/1/52	13,750	15,005
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	9,750	10,132
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue AMT	5.000%	7/15/38	4,000	4,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue AMT	5.000%	7/15/39	3,000	3,261
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,029
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	4,455	4,349
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	2,131
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	774
	Syracuse Industrial Development Agency Miscellaneous Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	1,832
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/35	550	534
	Syracuse Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	500	478
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,000	2,258
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	10,930	11,471
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	10,000	10,186
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,865	4,120
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	9,855	10,514
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	6,500	6,898
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,335	12,629
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	5,324
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	20,500	23,084
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	9,000	6,661
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,585	4,427
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	6,000	6,608
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	23,800	24,910
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	8,000	7,871
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,497
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,940	2,711
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	7,050	7,250
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	2,225	2,264
[4]	Westchester County Industrial Development Agency Port, Airport & Marina Revenue	7.000%	6/1/46	8,195	7,255
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	9,000	9,013
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	2,480	2,365
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	4,185	3,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	10,930	8,532
					1,624,428
North Carolina (0.8%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/46	1,500	1,195
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/35	3,310	3,326
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/44	9,460	10,087
[2]	Greater Asheville Regional Airport Authority Port, Airport & Marina Revenue	5.250%	7/1/39	1,395	1,525
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	975	1,059
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/27	500	543
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,480	2,441
[1]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	1/1/54	5,000	5,372
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,250	1,250
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/33	1,500	1,403
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	2/1/34	1,475	1,376
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	2,950	2,253
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	4,270	4,009
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	10,000	9,688
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,510	2,587
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/52	6,780	6,467
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/26	3,485	3,461
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.000%	10/1/30	3,000	2,922
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	2,115	2,181
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	9/1/23	3,160	3,259
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	4,000	4,136
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/25	5,000	5,170
	North Carolina State Education Assistance Authority Student Loan Revenue	3.125%	6/1/39	585	548
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/43	5,650	5,907
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	12,000	12,514
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	1,705	1,766
[2]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	2,000	2,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	4,500	4,188
	Union NC Enterprise System County Water Revenue	3.000%	6/1/46	9,250	7,498
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	4,755	3,701
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,970	1,803
					115,700
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	965
	Cass County ND Health, Hospital, Nursing Home Revenue	5.250%	2/15/58	5,000	5,150
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	2,000	1,496
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	6,481
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	4,705	4,455
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	6,000	5,342
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	5,000	4,213
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	1,000	785
					28,887
Ohio (3.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	200	196
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,100	1,049
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	200	186
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	740	679
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	2,000	1,806
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	1,465	1,530
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	4.000%	2/15/33	2,530	2,560
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	3,005	3,054
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	3,065	3,115
[1]	Beachwood City School District GO	5.250%	12/1/57	10,000	10,792
[5]	Brunswick City School District GO	5.500%	12/1/60	3,910	4,284
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,066
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	3,000	2,960
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	1,959
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	15,400	11,797
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	27,820	25,603

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	73,500	68,313
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,750	1,640
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/47	3,195	2,773
	Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/50	2,500	2,140
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	5,700	5,868
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	7,200	7,288
	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	3,510	3,649
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	2,500	2,663
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	2,500	2,646
[4]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.000%	12/1/55	2,155	1,829
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	5,630	5,783
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	4,455	4,518
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	5,000	5,010
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	8,025	8,162
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/33	400	437
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/34	385	422
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/35	500	546
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/36	450	488
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/37	435	468
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/38	700	747
	Cuyahoga County OH Recreational Revenue	5.000%	1/1/39	705	750
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/37	3,040	3,069
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/38	1,610	1,620
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/39	1,665	1,674
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/51	8,750	9,169
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/40	4,000	3,696
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,500	5,307
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	8,700	7,466
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/32	1,795	1,792
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/36	2,025	1,869
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	1,500	1,457
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	15,000	15,380
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	2,485	2,237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	11,520	11,750
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,000	4,307
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	28,000	27,054
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	5,000	4,392
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/37	1,000	962
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/47	1,500	1,342
	Kenton City School District GO	4.000%	11/1/58	4,965	4,774
	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,810	3,867
	Little Miami Local School District GO	4.000%	11/1/55	6,400	6,120
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	17,100	14,905
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	11,000	11,221
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	1,000	1,084
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	750	821
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,092
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	800	873
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,000	1,092
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	7,600	7,016
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	3,450	3,058
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	5,840	5,284
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	4,975	3,513
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,145	1,963
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	2,665	2,498
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	4.250%	6/1/27	3,900	3,881
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.250%	1/15/38	26,680	26,405
[4]	Ohio Air Quality Development Authority Industrial Revenue (Pratt Paper OH LLC Project)	4.500%	1/15/48	9,625	9,275
	Ohio Appropriations Revenue (Portsmouth Bypass Project)	5.000%	12/31/39	3,540	3,547
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/40	1,310	1,183
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/41	725	644
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	4,000	3,942
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/47	1,500	1,271
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/49	1,045	776
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	2,330	2,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Greater Cincinnati Development Authority Revenue PUT	4.375%	6/15/26	3,680	3,529
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	6.500%	12/1/30	1,000	853
[4]	Southern Ohio Port Authority Resource Recovery Revenue (Purecycle Project)	7.000%	12/1/42	9,000	6,714
	West Carrollton City School District GO	4.000%	12/1/56	3,500	3,344
					440,512
Oklahoma (0.4%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	1,000	1,002
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/30	1,900	1,906
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,000	1,004
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	7,390	7,281
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	5,300	5,215
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/43	10,750	10,641
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	24,320	23,602
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	9,070	8,918
[6]	Oklahoma Development Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/1/47	4,575	5
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/28	540	550
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/29	400	407
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/31	1,870	1,893
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/32	500	505
					62,929
Oregon (1.2%)
	Forest Grove OR College & University Revenue	4.000%	5/1/40	855	775
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/39	3,545	3,452
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	4.000%	8/15/50	7,305	6,743
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/50	965	1,002
	Multnomah County School District No. 1 Portland GO	4.000%	6/15/49	5,085	4,967
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	1,995	2,263
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/39	5,000	5,730
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	5,000	5,704
	Oregon GO	5.000%	6/1/41	1,815	2,060
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,450	1,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,285	1,288
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,580	1,889
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/40	970	950
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	160	159
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.750%	1/1/50	3,780	3,802
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,400	3,378
[4,6]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	9,225	46
[4,6]	Oregon State Business Development Commission Economic Development Revenue	6.500%	4/1/31	12,900	64
[4]	Oregon State Business Development Commission Revenue	9.000%	4/1/37	7,940	40
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	6,500	5,478
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	4,375	4,495
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	4,010	3,770
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	11,790	12,165
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Samaritan Health Services Project)	5.000%	10/1/32	3,600	3,719
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/31	2,230	2,401
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/35	6,345	6,426
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,039
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,660	2,751
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/36	2,125	2,251
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/37	16,595	16,454
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,870	2,956
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,166
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/38	4,050	4,356
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,100
	Port of Portland OR Airport Port, Airport & Marina Revenue	4.000%	7/1/47	30,000	28,343
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.500%	7/1/48	5,000	5,545
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	1,625	1,613
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	2,375	2,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Oregon College & University Revenue	5.000%	4/1/48	5,000	5,231
	University of Oregon College & University Revenue	5.000%	4/1/50	5,000	5,337
[5]	University of Oregon College & University Revenue	3.500%	4/1/52	8,370	7,011
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/45	9,025	3,183
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/46	2,250	1,784
					181,654
Pennsylvania (8.7%)
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/31	3,000	3,279
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/33	5,000	5,459
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/36	5,700	5,674
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/37	5,750	5,688
	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/38	5,225	5,110
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,200	2,325
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	2,510	2,754
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	3,140	3,149
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	7,000	6,857
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	4,685	4,677
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	10,000	9,639
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	4,510	4,487
	Allegheny County IDA Industrial Revenue	4.875%	11/1/24	5,150	5,185
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	1,020	1,045
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/32	1,405	1,438
[2]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/33	2,000	2,055
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	7,500	8,614
[5]	Allegheny Valley Joint Sewage Authority Sewer Revenue	4.000%	8/1/52	2,240	2,155
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	5,125	5,168
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	7,655	7,859
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/33	1,250	1,273
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	12,850	12,852
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	2,075	2,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	5,485	5,485
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/32	1,020	643
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/23	200	200
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	4.000%	10/1/29	980	929
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,180	1,122
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/49	1,225	1,092
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/40	1,000	827
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/41	500	409
	Bucks County IDA College & University Revenue	5.000%	11/1/42	1,500	1,462
	Bucks County IDA College & University Revenue	5.000%	11/1/52	2,000	1,878
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	2,500	2,390
[2]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	27,260	19,618
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	1,585	1,113
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/54	5,260	4,485
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/25	365	365
	Bucks County IDA Local or Guaranteed Housing Revenue	5.000%	3/1/33	1,865	1,981
	Bucks County IDA Local or Guaranteed Housing Revenue	4.000%	3/1/41	2,630	2,590
	Capital Region Water Sewer Revenue	5.000%	7/15/42	4,000	4,145
	Capital Region Water Sewer Revenue	5.000%	7/15/47	12,290	12,602
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	9,000	8,134
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	1,000	665
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/51	5,605	4,547
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue (Simpson Senior Services Project)	5.250%	12/1/45	1,000	870
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,695	5,482
[4]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/28	100	99
[4]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.000%	3/1/38	700	684
[4]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	5.125%	3/1/48	1,045	976
[5]	Coatesville School District GO	0.000%	10/1/33	775	510
[5]	Coatesville School District GO	0.000%	10/1/37	2,050	1,055
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	8,250	8,844
[2]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,625	4,557
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	13,295	13,593
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	14,295	13,311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,095	6,366
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	2.000%	10/1/29	1,200	1,064
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,500	3,136
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,980	2,226
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,000	1,739
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	4,640	3,963
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	6,000	5,267
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	2,730	2,410
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	1,625	1,649
	East Hempfield Township IDA College & University Revenue, Prere.	5.000%	7/1/24	3,175	3,221
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	1,060	1,095
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/29	175	166
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/38	1,000	872
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/39	385	332
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	1,400	1,102
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/49	1,600	1,251
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	1,900	1,455
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	1,000	766
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	2,250	2,302
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	15,810	14,765
[5]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	931
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	5,000	4,676
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	23,350	24,220
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	3,000	2,864
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	2,375	2,388
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	1,989
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,252
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	2,940	2,958
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	10,330	10,364
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	10,515	9,735
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	770	870

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,315	1,474
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	1,500	1,665
Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	2,000	1,949
Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,530	3,535
Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	3,640	3,705
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	3,765	3,712
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,800	2,703
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	2,000	2,062
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	30,415	31,236
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/35	2,000	2,000
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/38	1,165	1,133
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/39	2,545	2,467
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	8,160	7,612
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/51	4,750	4,393
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	1,375	1,407
Montgomery County IDA Industrial Revenue	4.100%	6/1/29	1,445	1,475
Montgomery County IDA Industrial Revenue PUT	4.100%	4/3/28	3,780	3,844
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	5,000	4,524
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.375%	1/1/50	10,120	8,691
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	4.000%	1/15/25	190	192
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	1,730	1,779
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,300	11,622
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	10,885	11,195
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,447
Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,527
Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	1,600	1,170
Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	15,000	10,841

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	11,890	11,317
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	765	775
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/37	5,350	6,052
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/38	3,350	3,766
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.500%	6/30/41	5,500	6,095
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	6/30/48	13,000	14,404
	Pennsylvania Economic Development Financing Authority Appropriations Revenue	6.000%	6/30/61	21,500	23,986
[2]	Pennsylvania Economic Development Financing Authority Appropriations Revenue	5.750%	12/31/62	15,000	16,718
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	6/30/26	870	889
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/28	895	918
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/29	10,000	10,272
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (P3 Project)	5.000%	12/31/38	8,950	9,047
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	6/30/24	350	352
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/26	750	768
	Pennsylvania Economic Development Financing Authority Appropriations Revenue (Pennsylvania Bridges Finance Co. LP Project)	5.000%	12/31/30	640	657
	Pennsylvania Economic Development Financing Authority Appropriations Revenue AMT	5.250%	6/30/53	13,640	14,206
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,440	1,623
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	500	499
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/40	3,820	3,723
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	5,000	4,841
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/42	5,500	5,324
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/43	2,875	2,771
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	9,300	8,906
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	9,900	7,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	855	800
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/50	10,935	10,147
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,000	4,616
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	1,130	1,036
[4]	Pennsylvania Economic Development Financing Authority Industrial Revenue (Consol Energy Inc. Project) PUT	9.000%	4/13/28	2,000	2,231
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	2.150%	7/1/24	10,300	10,123
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.580%	8/1/24	5,700	5,440
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.750%	8/1/24	35,000	34,211
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue PUT	4.200%	1/16/24	4,000	3,997
[9]	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue, SIFMA Municipal Swap Index Yield + 0.400%	4.380%	6/1/41	15,500	15,253
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	5.000%	6/1/30	425	455
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.450%	6/1/41	5,325	4,494
	Pennsylvania Higher Education Assistance Agency Student Loan Revenue	2.625%	6/1/42	2,935	2,485
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	3,000	3,185
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue AMT	4.000%	4/1/39	2,690	2,669
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,000	5,242
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,975	5,781
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	7,325	6,932
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	6,675	6,283
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	10,015	10,578
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,000	4,275
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	11,475	12,488
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	1,500	1,533
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5,935	6,308
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	3,690	4,155
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/37	6,245	6,430

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	1,650	1,673
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	4,500	5,007
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,500	1,516
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,405	1,473
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	4,230	4,696
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,000	12,335
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	8,110	8,603
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	6,575	7,264
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	11,225	11,544
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,415	16,848
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,815	5,292
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	17,050	17,451
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	5,000	5,164
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,885	4,254
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,672
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	9,500	9,947
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,510	1,487
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	3,000	2,956
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,500	2,606
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	10,170	9,887
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,500	2,430
Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	5,000	5,161
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,000	15,612
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	15,295	16,383
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	1,495	1,642
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,930	4,749
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,975	7,625
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	14,150	14,954
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,000	2,200
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,155	2,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	8,525	8,001
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	1,000	1,091
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.125% coupon rate effective 6/1/24	0.000%	12/1/39	8,300	8,377
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	4,110	4,140
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/27	2,000	2,054
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	4,235	4,414
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/32	3,360	3,490
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/33	1,000	1,023
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,000	1,020
[2]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/39	1,500	1,497
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	6,335	6,527
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,029
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,000	1,028
[4]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	750	744
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	1,840	1,741
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/39	1,600	1,534
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/40	815	815
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/41	750	619
[4]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	1,000	985
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/49	3,230	2,847
	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,750	1,565
[4]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/50	1,500	1,423
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/51	640	484
	Philadelphia IDA Charter School Aid Revenue	4.000%	6/1/56	700	511
	Philadelphia IDA College & University Revenue	4.000%	11/1/35	2,000	2,002
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,625	1,605
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	1,585	1,545
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,265	1,223
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	3,000	2,710
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	1,190	1,319
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/47	3,845	4,108
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	4,180	4,435
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	20,000	21,482
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	1,000	1,013
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,521
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	6,600	6,761
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	2,500	2,615
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/34	5,680	5,933
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/35	7,680	7,990
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/37	4,000	4,121
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,000	999

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,994
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	1,695	1,684
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	7,350	7,504
	Philadelphia PA GO	5.000%	8/1/32	8,235	8,461
	Philadelphia PA GO	5.000%	8/1/33	6,545	6,717
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/37	2,800	2,770
[2]	Philadelphia PA Port, Airport & Marina Revenue	4.000%	7/1/38	1,550	1,518
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/40	9,000	9,640
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	7,975	8,362
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	5,000	5,256
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	20,935	23,075
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	2,500	2,583
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	7,000	7,297
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,343
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	3,640	3,696
	Philadelphia School District GO	5.000%	9/1/32	1,500	1,630
	Philadelphia School District GO	5.000%	9/1/34	2,450	2,639
	Philadelphia School District GO	5.000%	9/1/36	2,200	2,356
	Philadelphia School District GO	5.000%	9/1/44	4,000	4,196
	Pittsburgh PA GO	4.000%	9/1/32	500	517
	Pittsburgh PA GO	4.000%	9/1/33	510	527
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/35	1,000	1,019
	Susquehanna Area Regional Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/38	1,500	1,504
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	250	229
[4]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	35,000	35,363
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,600	1,349
					1,298,809
Puerto Rico (2.0%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	484	465
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,306	2,358
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	8,943	9,398
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	19,299	20,621
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	30,430	33,162
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	24,466	14,908
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	20,176	19,143
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	11,704	10,811
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	291	261
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	2,896	2,485
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	1,882	1,566
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/24	5,110	5,156
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/28	1,045	1,076
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/29	5,095	5,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	2,280	2,357
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,040	2,083
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	900	919
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	4,825	4,933
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	10,695	10,763
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	10,000	8,786
[4]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/47	3,230	2,742
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	9,738	6,194
	Puerto Rico Highway & Transportation Authority Highway Revenue	5.000%	7/1/62	5,000	4,912
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	182
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	355	389
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	44
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	37
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	46
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	40
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	36
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	35	31
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	150	133
	Puerto Rico Sales Tax Financing Corp Sales Tax Revenue	4.784%	7/1/58	7,762	7,308
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	3,170	3,057

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	13,513	11,534
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	19,096	14,911
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	8,900	6,345
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	2,115	1,372
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	80,708	75,973
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,346	1,267
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	4,265	1,217
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/51	4,092	869
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	5,274	4,994
				300,185
Rhode Island (0.4%)
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/28	2,505	2,634
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/29	5,170	5,431
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/31	1,010	1,026
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/32	1,360	1,375
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/33	1,365	1,377
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/34	1,330	1,337
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,025	1,028
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/35	1,685	1,690
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,000	991
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/36	1,590	1,576
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,250	1,222
Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/37	1,270	1,241
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/42	2,000	2,058
Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/47	8,350	8,557
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	4,500	4,444
Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	5,500	5,187
Rhode Island Student Loan Authority Student Loan Revenue	5.000%	12/1/25	850	871
Rhode Island Student Loan Authority Student Loan Revenue	2.250%	12/1/39	5,080	4,236
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/29	4,530	4,622
Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,000	4,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.500%	6/1/45	3,130	3,084
					58,067
South Carolina (1.2%)
	Berkeley County SC Special Assessment Revenue	4.375%	11/1/49	1,500	1,240
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	7,650	7,657
	Greenwood County SC Health, Hospital, Nursing Home Revenue	4.000%	10/1/39	1,500	1,479
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	6,110	6,211
	Orangeburg County School District Appropriations Revenue	5.000%	6/1/44	6,000	6,146
	Patriots Energy Group Natural Gas Revenue	4.000%	6/1/51	3,000	2,702
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/34	3,500	3,542
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/32	660	718
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/33	1,020	1,109
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/35	1,130	1,226
[4]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue (Green Charter School Project)	4.000%	6/1/46	5,925	4,213
[4]	South Carolina Jobs-Economic Development Authority Charter school Aid Revenue (Green Charter School Project)	4.000%	6/1/56	5,095	3,320
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	5,000	5,000
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	2,165	2,387
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/46	15,000	15,307
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	7,500	7,657
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	4,880	4,455
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	7,500	7,280
	South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	10,500	9,658
[4]	South Carolina Jobs-Economic Development Authority Resource Recovery Revenue	6.500%	6/1/51	3,750	2,804
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/28	2,000	2,130
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,040	2,174
	South Carolina Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/30	2,000	2,133
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/36	2,445	2,428
	South Carolina Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	1,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/40	5,000	4,857
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	5,170	4,712
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	9,200	8,351
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	4,100	3,700
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/55	12,500	12,804
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	1,150	1,175
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	3,840	3,967
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	2,175	2,259
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	990	1,017
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	5,030	5,166
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	3,810	3,887
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	11,125	11,334
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/52	4,945	5,125
	South Island Public Service District Water Revenue	5.000%	4/1/47	5,000	5,342
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/34	3,015	3,324
					181,842
South Dakota (0.2%)
	Lincoln SD College & University Revenue	4.000%	8/1/56	3,040	2,384
	Lincoln SD College & University Revenue	4.000%	8/1/61	2,650	2,036
	Rapid City SD Sales Tax Revenue, Prere.	4.000%	12/1/26	7,500	7,737
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/40	5,000	5,117
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	14,005	13,157
					30,431
Tennessee (1.3%)
[6]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/31	3,400	1,700
[6]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/37	2,900	1,450
[6]	Blount County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue (Asbury Inc. Project)	5.000%	1/1/47	3,485	1,743
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	2,000	2,167
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	997
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	974
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	3,000	3,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	7,885	8,071
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	7,600	7,631
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,000	2,062
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	11/15/48	5,000	4,549
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	525	543
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	750	815
	Memphis-Shelby County Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	500	549
	Metropolitan Government Nashville & Davidson County Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,240	2,492
[4]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	0.000%	6/1/43	3,250	1,130
[4]	Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment Revenue	4.000%	6/1/51	2,450	2,004
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/34	450	464
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/39	1,700	1,707
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/48	1,800	1,736
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	4,000	4,098
	Metropolitan Government of Nashville & Davidson County Industrial Development Board Resource Recovery Revenue (Waste Management Inc. Tennessee Project) PUT	0.580%	8/1/24	1,200	1,159
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	4,000	4,321
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	3,500	3,829
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	2,910	3,185
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	2,200	2,406
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/36	1,250	1,428
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/37	1,000	1,132
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.500%	7/1/52	9,000	9,850
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	5,250	4,939
	Tennergy Corp. Natural Gas Revenue PUT	5.500%	12/1/30	3,500	3,712
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	26,080	26,386
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	20,630	20,394
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	3,745	3,820
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	16,480	16,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/28	16,420	16,915
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	3,610	3,590
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	15,355	15,913
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	230	229
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	1,955	1,924
					191,684
Texas (6.0%)
[1]	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/26	3,796	3,903
[4]	Angelina & Neches River Authority Industrial Revenue	7.500%	12/1/45	2,500	1,632
	Angelina & Neches River Authority Revenue	7.500%	12/1/45	1,450	990
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.500%	2/15/56	2,500	1,736
[4]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	6.750%	2/15/62	3,560	3,460
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/28	1,200	1,222
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/29	1,175	1,198
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/30	1,025	1,047
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/31	1,200	1,226
	Austin Independent School District GO	5.000%	8/1/48	6,495	6,919
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	1,200	1,254
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	1,750	1,850
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	2,255	2,414
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	1,035	1,074
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/33	1,155	1,194
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/34	2,000	2,215
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/35	1,750	1,922
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/49	4,000	4,214
[4]	Celina TX Special Assessment Revenue	3.500%	9/1/42	1,038	791
[4]	Celina TX Special Assessment Revenue	4.000%	9/1/51	2,360	1,908
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,780	1,846
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/32	4,090	2,988
	Central Texas Regional Mobility Authority Highway Revenue	0.000%	1/1/33	3,000	2,101
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/33	1,300	1,332
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/34	1,350	1,385
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/36	1,500	1,522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/37	1,650	1,654
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	6,000	5,695
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	800	772
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/44	20,755	19,617
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	7,500	6,843
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	4,400	4,002
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,000	1,035
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	6,280	6,356
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	17,935	18,098
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.000%	8/15/38	6,500	6,574
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	6.125%	8/15/48	19,300	19,418
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	2.500%	10/1/31	500	421
[4]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	3.500%	10/1/31	500	426
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	1,250	1,001
[4]	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	5.000%	10/1/50	1,250	1,025
[4]	Crandall TX Special Assessment Revenue	4.125%	9/15/26	100	97
[4]	Crandall TX Special Assessment Revenue	4.000%	9/15/31	200	183
[4]	Crandall TX Special Assessment Revenue	4.750%	9/15/31	200	187
[4]	Crandall TX Special Assessment Revenue	4.250%	9/15/41	750	659
[4]	Crandall TX Special Assessment Revenue	5.000%	9/15/41	250	235
[4]	Crandall TX Special Assessment Revenue	5.250%	9/15/51	750	704
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,200	8,548
[1,17]	Denton Independent School District GO	5.000%	8/15/53	5,000	5,448
	Forney Independent School District GO	0.000%	8/15/37	325	179
	Forney Independent School District GO	0.000%	8/15/38	1,400	726
[17]	Fort Bend Independent School District GO PUT	2.375%	8/1/24	1,960	1,929
[17]	Georgetown Independent School District GO (Haven Inc. Project)	3.000%	8/15/40	4,500	3,863
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	8,910	8,658
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	6,490	6,225
[3]	Grand Parkway Transportation Corp. Highway Revenue, 5.450% coupon rate effective 10/1/23	0.000%	10/1/34	19,625	21,579
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	8,000	8,024
	Harris County Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	6/1/38	2,500	2,190
	Harris County Industrial Development Corp. Industrial Revenue PUT	4.050%	6/1/33	15,250	15,329
	Harris County Metropolitan Transit Authority Sales & Use Tax Sales Tax Revenue	5.000%	11/1/27	1,000	1,059
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/31	500	507
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/32	500	507
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/34	1,100	1,114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[17]	Hays Consolidated Independent School District GO	3.000%	2/15/39	1,750	1,505
[17]	Hays Consolidated Independent School District GO	3.000%	2/15/40	2,000	1,699
[17]	Hays Consolidated Independent School District GO	3.000%	2/15/41	1,350	1,134
	Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,544
[4]	Hays County TX Special Assessment Revenue	4.000%	9/15/50	1,000	788
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	2,100	1,981
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/47	6,205	1,418
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/48	6,360	1,364
	Houston TX Airport System Industrial Revenue	6.500%	7/15/30	4,000	4,012
	Houston TX Airport System Industrial Revenue	4.000%	7/1/41	2,000	1,780
	Houston TX Airport System Industrial Revenue	4.000%	7/15/41	15,000	13,350
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,220	1,327
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,000	1,086
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,500	1,504
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/35	1,515	1,519
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	2,130	2,134
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/36	1,500	1,503
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	3,850	4,216
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	3,375	3,346
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/37	1,775	1,760
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,000	2,174
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	2,000	1,963
	Houston TX Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	1,500	1,473
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	2,000	2,160
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/39	2,700	2,975
[2]	Houston TX Airport System Port, Airport & Marina Revenue	5.250%	7/1/53	13,000	13,922
	Irving TX Hotel Occupancy Tax Revenue	5.000%	8/15/43	1,500	1,514
[4]	Justin TX Special Assessment Revenue	4.000%	9/1/51	975	775
[17]	Katy Independent School District GO	5.000%	2/15/39	1,125	1,252
[17]	Klein Independent School District GO	4.000%	8/1/45	16,295	15,986
[4]	Lakewood Village TX Special Assessment Revenue	5.250%	9/15/42	1,152	1,109
[4]	Lakewood Village TX Special Assessment Revenue	5.375%	9/15/52	2,004	1,919
[1,17]	Lamar Consolidated Independent School District GO	5.000%	2/15/53	18,835	20,264
[1,17]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	10,000	10,742
[4]	Lavon TX Special Assessment Revenue	4.000%	9/15/42	1,250	1,064
[4]	Lavon TX Special Assessment Revenue	4.375%	9/15/42	535	463
[4]	Lavon TX Special Assessment Revenue	4.125%	9/15/52	3,000	2,438
[4]	Lavon TX Special Assessment Revenue	4.500%	9/15/52	1,000	840
[4]	Liberty Hill TX Special Assessment Revenue	3.375%	9/1/42	1,000	760
[4]	Liberty Hill TX Special Assessment Revenue	4.125%	9/1/42	446	375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Liberty Hill TX Special Assessment Revenue	4.000%	9/1/52	2,350	1,833
[4]	Liberty Hill TX Special Assessment Revenue	4.375%	9/1/52	705	576
[4]	Little Elm TX Special Assessment Revenue	6.875%	9/1/52	2,190	2,291
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/34	5,000	5,057
[2]	Love Field Airport Modernization Corp. Port, Airport & Marina Revenue	4.000%	11/1/35	5,000	5,016
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	7,080	7,203
[2]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	3,080	3,077
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,805	4,068
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	5,050	5,235
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	7,015	7,436
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	7,630	8,070
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/47	6,720	7,437
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	3,250	3,398
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/50	5,000	5,263
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	6,500	6,834
	Lower Colorado River Authority Intergovernmental Agreement Revenue	6.000%	5/15/52	5,000	5,739
	Matagorda County Navigation District No. 1 Industrial Revenue PUT	0.900%	9/1/23	4,500	4,484
[6]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	72	2
[6]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	378	11
[6]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/30	473	14
[6]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	189	6
[6]	Mesquite Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	2/15/42	1,041	31
[1,4]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.500%	9/1/43	3,000	2,971
[1,4]	Mesquite TX Special Assessment Revenue (Solterra Public Improvement Area A-1 Projects)	5.750%	9/1/53	3,000	2,987
[4]	Midlothian TX Special Assessment Revenue	5.250%	9/15/42	1,000	961
[4]	Midlothian TX Special Assessment Revenue	6.000%	9/15/42	644	644
[4]	Midlothian TX Special Assessment Revenue	5.375%	9/15/52	1,900	1,817
[4]	Midlothian TX Special Assessment Revenue	6.125%	9/15/52	1,000	1,004
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/37	8,440	8,577
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue	6.000%	8/15/47	5,990	6,006
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/40	2,500	2,280
[4]	New Hope Cultural Education Facilities Finance Corp. Charter School Aid Revenue (Cumberland Academy Project)	5.000%	8/15/50	7,500	6,431
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,750	3,776

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,500	2,505
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/49	2,000	1,601
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/52	4,650	3,704
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.250%	10/1/55	6,175	4,806
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/57	4,150	3,191
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	1/1/57	15,000	10,705
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/36	4,605	3,975
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	4,750	3,712
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/51	4,750	3,605
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy Midtown Park Project)	5.500%	7/1/54	12,520	9,596
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.750%	10/1/52	1,000	895
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	6.875%	10/1/57	6,000	5,405
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/50	590	421
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.000%	1/1/55	2,200	1,525
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/31	1,000	1,009
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	850	882
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,600	6,851
New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	1,550	1,609
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/35	4,200	3,801
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/47	10,500	9,502
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	1,500	1,542
New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, Prere.	5.000%	4/1/25	4,000	4,113
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	5,860	5,927
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/41	990	998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.000%	9/15/41	276	239
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	4.250%	9/15/51	602	509
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	4.750%	9/15/41	1,500	1,406
[4]	North Parkway Municipal Management District No. 1 Special Assessment Revenue (Major Improvements Project)	5.000%	9/15/51	7,000	6,412
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	10,000	10,230
[5]	North Texas Tollway Authority Highway Revenue	3.000%	1/1/37	1,795	1,631
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,000	2,011
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	35,800	36,772
[11]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	5,000	3,265
[11]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	3,000	1,858
[17]	Pearland Independent School District GO	5.250%	2/15/32	10,000	10,512
[4]	Pilot Point TX Special Assessment Revenue	5.500%	9/15/42	524	520
[4]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,086	1,077
[4]	Pilot Point TX Special Assessment Revenue	5.625%	9/15/52	1,000	991
[4]	Pilot Point TX Special Assessment Revenue	6.000%	9/15/52	2,110	2,141
[4]	Plano TX Special Assessment Revenue	4.000%	9/15/51	1,500	1,194
[4]	Plano TX Special Assessment Revenue	4.375%	9/15/51	1,011	821
[4]	Port Beaumont Navigation District Economic Development Revenue	3.000%	1/1/50	7,750	4,526
[4]	Port Beaumont Navigation District Port, Airport & Marina Revenue	3.625%	1/1/35	2,720	2,171
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/34	1,000	1,075
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/35	1,000	1,069
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/36	1,040	1,102
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/37	1,090	1,145
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/38	1,145	1,194
	Port Freeport TX Port, Airport & Marina Revenue	5.000%	6/1/39	1,205	1,256
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/46	1,555	1,349
	Port Freeport TX Port, Airport & Marina Revenue	4.000%	6/1/51	1,685	1,431
[1,4]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.250%	9/1/43	1,000	993
[1,4]	Princeton TX Special Assessment Revenue (Eastridge Public Imorovement Area No.2 Project)	5.500%	9/1/53	1,200	1,190
	Red River Education Finance Corp. College & University Revenue (St. Edward's University Project)	5.000%	6/1/29	300	305
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/25	1,000	1,022
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	5,985	6,434
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	4,755	4,938
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	2,335	2,331
	San Marcos TX Special Assessment Revenue	5.625%	9/1/50	900	897
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.500%	11/15/47	2,550	2,802
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/51	12,500	13,142
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	2,650	2,490

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	1,980	1,855
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	7,460	7,781
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/37	2,510	2,252
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Air Force Villages Project)	5.000%	5/15/45	3,585	2,962
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/47	2,500	2,545
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Buckner Senior Living Ventana Project)	6.750%	11/15/52	3,500	3,552
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/32	5,750	6,400
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	325	326
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	300	302
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,000	1,011
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	760	772
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	6,685	6,840
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	16,585	17,047
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	1,040	1,073
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	9,205	9,531
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	2,250	2,335
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	7,155	7,382
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	1,655	1,655
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,700	1,700
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	2,895	2,893
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	1,795	1,792
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	1,700	1,696
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,500	1,493
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/33	1,250	1,242
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	3,305	3,283
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/34	2,000	1,977
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	5,685	6,138
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	3,280	3,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	976
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	2,420	2,573
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	954
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	4,195	3,977
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/38	2,500	2,361
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,900	1,873
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	7.000%	12/31/38	13,635	13,668
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	1,000	928
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/40	4,000	4,012
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (Segment 3C Project)	5.000%	6/30/58	13,000	13,125
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,835	1,666
	Texas Transportation Commission Highway Revenue	0.000%	8/1/34	2,300	1,458
	Texas Transportation Commission Highway Revenue	0.000%	8/1/35	2,000	1,197
	Texas Transportation Commission Highway Revenue	0.000%	8/1/36	1,905	1,074
	Texas Transportation Commission Highway Revenue	5.000%	8/1/57	13,000	13,099
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/38	500	249
	University of Houston College & University Revenue	5.000%	2/15/56	6,005	6,400
	University of Texas System College & University Revenue	5.000%	8/15/49	2,500	2,912
					890,796
Utah (1.1%)
[4]	Black Desert Public Infrastructure District GO	4.000%	3/1/51	2,370	1,797
[1]	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/44	5,000	5,594
[4]	Mida Mountain Village Public Infrastructure District Special Assessment Revenue	4.000%	8/1/50	6,000	4,524
	Military Installation Development Authority Tax Increment/Allocation Revenue	4.000%	6/1/52	5,000	3,691
[1]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,225	1,305
[1]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/29	2,000	2,155
[1]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/30	3,250	3,545
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/37	5,000	5,371
[1]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/37	1,700	1,902
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/38	18,660	18,401
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/38	7,000	7,235
[1]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/38	1,625	1,806

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/39	20,000	19,615
[1]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/39	1,845	2,041
[1]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/48	13,195	14,200
[2]	Salt Lake City UT Airport Port, Airport & Marina Revenue	4.000%	7/1/51	15,000	14,198
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/51	3,500	3,638
[1]	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.250%	7/1/53	5,450	5,832
[4]	UIPA Crossroads Public Infrastructure District Tax Allocation Revenue	4.375%	6/1/52	4,000	3,441
	University of Utah College & University Revenue	5.250%	8/1/48	2,090	2,353
	University of Utah College & University Revenue	5.250%	8/1/53	4,215	4,715
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	11,500	11,839
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,980	7,441
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	4,500	4,614
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	1,250	1,413
[5]	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/40	5,130	5,447
	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue	5.500%	6/1/54	5,000	5,529
					163,642
Vermont (0.2%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	3,640	2,866
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	6,800	6,531
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/37	1,500	1,545
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/38	1,785	1,835
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue (University of Vermont Medical Center Project)	5.000%	12/1/39	1,130	1,159
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	900	927
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/27	425	445
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	1,325	1,352
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/28	550	576
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	1,000	1,045
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/29	540	571
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	800	841
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/30	550	586
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/31	435	431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Student Assistance Corp. Student Loan Revenue	5.000%	6/15/31	575	615
	Vermont Student Assistance Corp. Student Loan Revenue	4.000%	6/15/32	440	436
	Vermont Student Assistance Corp. Student Loan Revenue	3.375%	6/15/36	2,085	1,984
	Vermont Student Assistance Corp. Student Loan Revenue	2.375%	6/15/39	2,130	1,956
					25,701
Virgin Islands (0.2%)
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/29	3,500	3,329
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/33	4,695	4,286
	Virgin Islands Port Authority Port, Airport & Marina Revenue	5.000%	9/1/44	5,410	4,760
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/30	5,000	5,076
[4]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/33	3,000	3,053
[4]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.250%	10/1/42	4,000	3,895
[4]	West Indian Co. Ltd. Port, Airport & Marina Revenue	6.500%	4/1/52	4,000	3,844
					28,243
Virginia (1.4%)
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue, ETM	8.250%	4/1/32	370	440
	Amelia County IDA Resource Recovery Revenue	1.450%	4/1/27	3,000	2,715
	Charles City County Economic Development Authority Resource Recovery Revenue	1.450%	4/1/27	1,300	1,176
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	3.650%	10/1/27	530	527
	Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	4.875%	7/15/40	7,800	8,018
[4]	Cutalong II Community Development Authority District Special Assessment Revenue (Cutalong II Project)	4.500%	3/1/55	6,000	4,793
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/31	1,155	1,165
	Fredericksburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/33	1,000	1,008
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/60	5,000	4,804
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	3,135	2,391
[4]	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	6,510	4,554
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	1,435	1,262
	Hanover County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/51	2,090	1,819
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/50	5,990	4,601
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	750	717
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/27	815	810
[4]	Newport News IDA Revenue	5.330%	7/1/45	17,000	17,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Peninsula Town Center Community Development Authority Special Assessment Revenue	5.000%	9/1/45	2,300	2,148
	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/45	7,690	6,031
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	2,385	2,362
	Virginia College Building Authority College & University Revenue	3.000%	9/1/35	2,705	2,577
	Virginia College Building Authority College & University Revenue	3.000%	9/1/36	2,805	2,614
	Virginia College Building Authority College & University Revenue	3.000%	9/1/37	2,845	2,587
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,008
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,286
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,008
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,644
[4]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/45	5,500	5,152
	Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	1,300	1,250
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/39	2,250	1,945
	Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	2,000	1,704
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/48	6,000	6,842
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	14,730	13,977
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/33	5,250	5,259
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/34	7,795	7,815
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/34	4,705	4,710
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/34	5,820	6,308
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/35	5,000	5,392
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/36	3,500	3,447
	Virginia Small Business Financing Authority Highway Revenue	5.000%	1/1/37	2,175	2,293
	Virginia Small Business Financing Authority Highway Revenue	5.000%	7/1/37	745	784
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/38	835	879
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/38	835	879
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	1,850	1,758
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/39	11,500	10,833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Small Business Financing Authority Highway Revenue	5.000%	6/30/39	935	983
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/39	2,850	2,703
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/39	1,000	1,051
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	10,890	10,161
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/40	4,000	3,768
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/41	1,415	1,325
	Virginia Small Business Financing Authority Highway Revenue	4.000%	7/1/41	1,215	1,135
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/47	2,500	2,577
	Virginia Small Business Financing Authority Highway Revenue	4.000%	1/1/48	5,005	4,467
	Virginia Small Business Financing Authority Highway Revenue	5.000%	12/31/57	6,690	6,856
	Virginia State College Building Authority College & University Revenue	3.000%	9/1/38	2,985	2,602
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Company Project) PUT	3.650%	10/1/27	410	407
					201,492
Washington (1.5%)
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/36	1,225	1,245
	Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/38	1,525	1,535
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/29	4,000	4,200
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/30	9,215	9,682
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/31	8,000	8,406
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/33	5,500	5,773
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/34	2,500	2,621
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	10,000	10,446
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	5/1/35	3,680	3,844
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/35	6,540	6,554
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/36	6,800	6,719
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/37	10,605	11,354
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/40	11,270	10,820
	Port of Seattle WA Port, Airport & Marina Revenue	4.000%	8/1/47	5,000	4,618
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/47	4,550	4,774
	Port of Seattle WA Port, Airport & Marina Revenue	5.500%	8/1/47	6,775	7,358
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/37	8,835	9,106
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/38	9,275	9,551
[4]	Washington Economic Development Finance Authority Industrial Revenue	5.625%	12/1/40	5,000	4,867
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/38	5,510	5,599
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	4,500	4,538
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	2,000	2,062
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/55	4,000	4,162
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/42	3,975	3,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Seattle Pacific University Project)	5.000%	10/1/45	3,815	3,675
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,082
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	27,395	25,308
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	26,000	25,040
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/48	5,120	3,754
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	3,100	2,135
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue (Green Bond)	3.000%	7/1/31	2,395	2,242
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/55	9,020	6,376
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Eliseo Project)	2.125%	7/1/27	4,250	3,832
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,802
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,100	973
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.500%	7/1/25	1,350	1,418
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	6.750%	7/1/25	820	865
[4]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue, Prere.	7.000%	7/1/25	2,000	2,118
					227,338
West Virginia (0.4%)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/37	6,510	6,088
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/43	6,000	6,377
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/47	4,980	4,089
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/47	5,500	5,375
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/47	6,985	7,154
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	7,500	6,872
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	7,500	7,701
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.375%	6/1/53	11,510	11,200
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/24	2,250	2,263
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/39	1,135	1,211
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	5,435	5,737
					64,067
Wisconsin (2.4%)
	Middleton-Cross Plains WI Area School District GO	4.000%	3/1/32	4,880	5,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Milwaukee WI GO	5.000%	4/1/26	1,345	1,393
[2]	Milwaukee WI GO	5.000%	4/1/27	1,350	1,421
[2]	Milwaukee WI GO	5.000%	4/1/28	1,690	1,803
[2]	Milwaukee WI GO	5.000%	4/1/29	1,690	1,826
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/46	4,600	3,407
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/29	465	437
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/37	3,060	2,818
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	500	476
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/39	1,230	1,149
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/40	750	680
[4]	Public Finance Authority Charter School Aid Revenue	5.125%	6/15/47	3,260	2,801
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,100	984
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/49	1,560	1,377
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,000	873
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/52	2,070	1,514
[4]	Public Finance Authority Charter School Aid Revenue	5.500%	6/15/52	1,800	1,695
	Public Finance Authority Charter School Aid Revenue	6.000%	6/15/52	1,000	924
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/54	1,815	1,572
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	2,100	1,767
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/56	2,435	2,078
[4]	Public Finance Authority Charter School Aid Revenue	5.000%	1/1/57	4,200	3,513
[4]	Public Finance Authority Charter School Aid Revenue	4.000%	6/15/57	1,310	925
	Public Finance Authority Charter School Aid Revenue	6.125%	6/15/57	1,000	926
[4]	Public Finance Authority Charter School Aid Revenue	5.750%	6/15/62	3,000	2,878
[4]	Public Finance Authority Charter School Aid Revenue (Eno River Academy Project)	5.000%	6/15/54	1,375	1,229
[4]	Public Finance Authority Charter School Aid Revenue (WFCS Portfolio Project)	5.000%	1/1/56	1,000	778
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/42	1,000	836
	Public Finance Authority College & University Revenue	5.250%	10/1/43	3,100	3,057
	Public Finance Authority College & University Revenue	5.250%	10/1/48	5,225	5,042
[4]	Public Finance Authority College & University Revenue	4.000%	9/1/51	3,615	2,738
[4]	Public Finance Authority College & University Revenue	4.000%	4/1/52	1,500	1,151
[4]	Public Finance Authority College & University Revenue	4.000%	9/1/56	3,000	2,199
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/42	1,100	1,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority College & University Revenue (Gannon University Project)	5.000%	5/1/47	1,100	1,039
[4]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	7,000	5,340
[4]	Public Finance Authority Economic Development Revenue	4.500%	6/1/56	8,000	5,985
[4]	Public Finance Authority Economic Development Revenue	6.500%	6/1/56	2,000	1,628
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	4.000%	10/1/30	2,250	2,273
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	3,000	3,052
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	4,745	4,826
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/37	625	571
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/38	4,050	3,538
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	770	650
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	314
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	332
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/44	23,235	23,961
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	12,880	11,919
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/49	1,455	1,105
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	7,000	5,730
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,925	1,520
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/51	5,000	3,492
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/52	1,800	1,453
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,010
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	3,901
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/53	600	501
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/54	1,365	1,011
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,125	1,640
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/36	1,500	1,394
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.125%	6/1/48	5,000	4,392
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	3.000%	7/1/50	3,360	2,402
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	2.250%	6/1/27	2,185	2,028
[4]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Searstone CCRC Project)	4.000%	6/1/56	7,000	4,637
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/30	4,040	4,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Industrial Revenue	4.000%	8/1/35	7,000	6,137
[4]	Public Finance Authority Intergovernmental Agreement Revenue (Lariat Project)	0.000%	9/1/29	4,000	2,538
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	7/1/26	2,000	1,965
	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/47	3,250	3,089
[4]	Public Finance Authority Miscellaneous Revenue	7.000%	12/1/50	9,600	8,726
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/28	2,415	2,417
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/38	1,150	1,209
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/39	1,190	1,248
[4]	Public Finance Authority Port, Airport & Marina Revenue	7.125%	6/1/41	28,400	25,531
	Public Finance Authority Port, Airport & Marina Revenue	5.500%	7/1/43	1,000	1,044
	Public Finance Authority Port, Airport & Marina Revenue	5.250%	7/1/53	1,000	997
	Public Finance Authority Sales Tax Revenue	4.000%	9/30/51	9,455	7,772
	Public Finance Authority Sales Tax Revenue	4.000%	3/31/56	15,545	12,482
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/46	20,425	20,971
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	3,850	3,572
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	1,110	1,008
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	2,095	2,101
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	20,000	20,133
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/39	950	814
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	955	838
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,560	2,498
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	1,900	1,803
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/46	18,760	17,707
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,100	2,860
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/49	15,505	14,435
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,517
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	7,370	6,873
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/52	3,750	4,057
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/57	4,000	2,691
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	11/1/26	4,385	4,380
					359,525
Wyoming (0.0%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	55	54
	Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	840	629
					733
Total Tax-Exempt Municipal Bonds (Cost $15,382,316)					14,470,198
Corporate Bonds (0.0%)
[4,6]	RED Rock Biofuels LLC	0.000%	8/1/22	3,805	—
[6]	RED Rock Biofuels LLC	0.000%	8/1/22	405	—
[6]	RED Rock Biofuels LLC	0.000%	8/1/22	585	—
[6]	RED Rock Biofuels LLC	0.000%	8/1/22	1,130	—
[6]	RED Rock Biofuels LLC	0.000%	8/1/22	1,120	—
Total Corporate Bonds (Cost $6,887)					—

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[18]	Vanguard Municipal Cash Management Fund (Cost $431,037)	4.050%	4,310,342	431,077
Total Investments (100.0%) (Cost $15,820,240)				14,901,275
Other Assets and Liabilities—Net (0.0%)				(118)
Net Assets (100%)				14,901,157
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Step bond.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $1,522,121,000, representing 10.2% of net assets.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Securities with a value of $665,000 have been segregated as initial margin for open futures contracts.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by bank letter of credit.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2023	714	76,270	152

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2023	(120)	(15,866)	127
				279
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	—	—	—
Tax-Exempt Municipal Bonds	—	14,470,198	—	14,470,198
Temporary Cash Investments	431,077	—	—	431,077
Total	431,077	14,470,198	—	14,901,275
Derivative Financial Instruments
Assets
Futures Contracts[1]	279	—	—	279
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.